PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 100.1%
Asset-Backed Securities 17.8%
Automobiles 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2023-04A, Class A, 144A	5.490%	06/20/29		8,600	$8,690,991
Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		453	453,634
Ford Credit Auto Owner Trust, Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,455,062
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,810,848
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,451,234
Series 2025-01A, Class A, 144A	5.360	04/16/35		9,700	9,807,134

Research-Driven Pagaya Motor AssetTrust, Series 2026-04A, Class A2, 144A	4.918	05/25/35		7,600	7,599,384
Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class C, 144A	5.818	06/15/32		1,480	1,489,716
					43,758,003
Collateralized Loan Obligations 11.9%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.183(c)	07/15/37		15,000	15,024,695
Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class ARR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.843(c)	10/22/38	EUR	13,000	15,041,093
Aurium CLO DAC (Ireland),
Series 08A, Class AR, 144A, 3 Month EURIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.772(c)	10/16/38	EUR	13,000	15,034,266
Series 08A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.302(c)	10/16/38	EUR	18,218	21,065,128

Avoca CLO DAC (Ireland), Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.721(c)	10/15/38	EUR	25,000	28,886,214
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.173(c)	10/16/37		15,000	15,022,470
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.993(c)	01/15/39		5,250	5,254,944
BlueMountain CLO Ltd. (Cayman Islands), Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.903(c)	04/15/35		9,500	9,503,050
Capital Four CLO DAC (Ireland), Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.742(c)	01/25/38	EUR	25,500	29,448,792
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	4.051(c)	03/15/32	EUR	17,450	20,124,582
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.134(c)	10/21/37		8,000	8,016,136
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.169(c)	07/20/37		22,000	22,023,698
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.450(c)	10/17/38		17,500	17,549,002
CIFC Funding Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.993(c)	10/15/38		7,500	7,503,480
Contego CLO DAC (Ireland), Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.631(c)	10/15/37	EUR	15,200	17,614,576
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.069(c)	04/20/35		8,750	8,749,991
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.353(c)	07/15/34		14,000	14,006,021
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.429(c)	10/20/37		10,000	10,023,102
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.990(c)	03/22/38		20,000	20,014,066
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.079(c)	03/31/38		17,500	17,531,693

Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.209(c)	10/20/37		11,500	11,529,733
Golub Capital Partners CLO, Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.930(c)	10/25/37		20,000	19,986,180

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Henley CLO DAC (Ireland), Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.802%(c)	03/25/38	EUR	21,500	$24,817,022
HPS Loan Management Ltd., Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.049(c)	07/20/38		20,000	20,046,180
ICG Euro CLO DAC (Ireland), Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.735(c)	10/19/38	EUR	31,000	35,751,246
Kennedy Lewis CLO Ltd. (Cayman Islands), Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.479(c)	01/20/38		20,000	20,042,006
Kings Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.934(c)	01/21/39		6,500	6,500,111
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.453(c)	01/15/38		25,000	24,987,507
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.229(c)	04/18/37		40,250	40,305,831
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.090(c)	07/27/34		18,000	18,005,762

Magnetite Ltd. (Cayman Islands), Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.120(c)	01/25/38		27,000	27,062,975
Marble Point CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.919(c)	10/20/36		10,000	9,993,049
Market Street CLO Ltd. (Cayman Islands), Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.059(c)	03/20/38		13,500	13,522,100
Menlo CLO Ltd., Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.093(c)	10/16/38		10,500	10,517,676
Monument CLO DAC (Ireland),
Series 01A, Class AR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.500(c)	05/15/39	EUR	20,000	23,096,494
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.811(c)	04/15/38	EUR	22,000	25,444,205

Nassau Euro CLO DAC (Ireland), Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.705(c)	07/20/38	EUR	25,000	28,848,910
NGC Euro CLO DAC (Ireland), Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.651(c)	01/15/39	EUR	10,000	11,537,243
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R3, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.039(c)	03/20/38		18,500	18,530,775
Obra CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.209(c)	01/20/38		16,000	16,046,982
Octagon Alto Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.869(c)	10/20/36		14,250	14,244,528
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	4.803(c)	10/15/34		10,000	10,000,832
Ravensdale Park CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.335(c)	04/25/38	EUR	12,500	14,411,221
Rockford Tower Europe CLO DAC (Ireland), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.731(c)	07/15/38	EUR	16,000	18,490,164
Signal Harmonic CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.653(c)	11/15/38	EUR	9,000	10,382,128
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.119(c)	10/20/37		8,000	8,016,000
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.149(c)	10/20/37		10,000	10,021,350
Sixth Street CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.950(c)	01/17/39		9,500	9,497,806
Sona Fios CLO DAC (Ireland), Series 05A, Class A, 144A, 3 Month EURIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.535(c)	08/25/38	EUR	9,000	10,402,988
Sound Point Euro CLO Funding DAC (Ireland), Series 04A, Class AR, 144A, 3 Month EURIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.611(c)	04/15/39	EUR	19,600	22,544,438
St. Pauls CLO (Netherlands), Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	3.425(c)	07/20/35	EUR	14,000	16,127,041
Tikehau CLO DAC (Ireland), Series 11A, Class AR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.821(c)	01/15/38	EUR	15,000	17,331,343
Tikehau US CLO Ltd. (Bermuda),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.153(c)	03/15/38		21,500	21,542,978
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.703(c)	01/15/36		14,000	14,009,778

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Toro European CLO DAC (Ireland), Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.681%(c)	04/15/38	EUR	27,500	$31,657,684
Trinitas Euro CLO DAC (Ireland), Series 06A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	4.231(c)	01/15/39	EUR	7,500	8,667,531
Venture CLO Ltd. (Cayman Islands), Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.275(c)	01/15/32		199	199,463
					961,556,259
Consumer Loans 1.5%
Affirm Asset Securitization Trust,
Series 2024-B, Class B, 144A	4.880	09/15/29		2,000	2,001,255
Series 2024-B, Class C, 144A	5.060	09/15/29		1,500	1,500,605
Series 2026-X01, Class C, 144A	4.820	04/15/31		2,250	2,243,090
Affirm Master Trust,
Series 2025-01A, Class B, 144A	5.130	02/15/33		3,900	3,905,117
Series 2025-01A, Class C, 144A	5.280	02/15/33		6,400	6,407,064

Cherry Securitization Trust, Series 2026-01A, Class A, 144A	5.430	01/17/34		12,300	12,279,101
GreenSky Home Improvement Issuer Trust, Series 2026-REV01, Class A, 144A	4.930	05/15/41		14,800	14,756,538
Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35		18,160	18,219,178
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		184	182,271
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31		3,735	3,671,418
Mariner Finance Issuance Trust, Series 2026-AA, Class A, 144A	5.010	05/20/39		18,900	18,829,590
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		914	904,960
Series 2023-01A, Class A, 144A	5.500	06/14/38		8,800	8,918,962
Series 2023-01A, Class D, 144A	7.490	06/14/38		100	103,814
Series 2026-01A, Class D, 144A	5.940	07/14/39		10,700	10,663,078

Sotheby’s Artfi Master Trust, Series 2026-01A, Class A1, 144A	4.800	06/20/33		9,000	8,943,907
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45		4,695	4,655,353
Series 2025-01A, Class A, 144A	5.050	09/15/45		6,075	6,019,016
					124,204,317
Credit Cards 0.2%
CCI GPCC JV SPE III LLC, Series 2026-01A, Class A, 144A	5.960	06/16/36		12,900	12,887,094
Equipment 0.5%
Capteris Equipment Finance LLC,
Series 2026-01A, Class B, 144A	4.950	09/20/33		10,055	9,896,611
Series 2026-01A, Class C, 144A	5.180	09/20/33		7,923	7,795,074

Lmdv Issuer Co. LLC, Series 2026-01A, Class A2, 144A	5.380	07/17/56		7,000	6,948,595
MetroNet Infrastructure Issuer LLC, Series 2025-02A, Class A2, 144A	5.400	08/20/55		10,700	10,683,539
VB-S1 Issuer LLC, Series 2026-01A, Class C2, 144A	4.693	03/15/56		5,000	4,845,761
					40,169,580

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 1.7%
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	5.339%(c)	03/25/43	99	$99,965
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	257	258,139
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	5,957	5,901,084

COOPR Residential Mortgage Trust, Series 2025-CES03, Class A1A, 144A	4.840(cc)	09/25/60	10,770	10,606,494
EFMT, Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	5,300	5,288,524
FIGRE Trust, Series 2026-HF07, Class A, 144A, 30 Day Average SOFR + 1.300% (Cap N/A, Floor 0.000%)	4.916(c)	07/25/56	4,400	4,399,986
GS Mortgage Backed Securities Trust, Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	5,010	5,010,417
GS Mortgage-Backed Securities Trust,
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.116(c)	01/25/55	3,804	3,816,218
Series 2026-CES02, Class A1A, 144A	5.227(cc)	06/25/56	3,876	3,844,776
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.321(c)	03/20/54	163	163,014
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.221(c)	05/20/54	176	176,275
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.821(c)	10/20/54	352	352,660

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	4.879(c)	10/25/33	894	894,080
OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.216(c)	02/25/55	8,007	8,040,827
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44	726	727,278
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44	1,004	1,005,461
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	5,044	5,036,728
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44	2,882	2,870,131
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44	3,847	3,849,700
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45	4,487	4,495,085
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55	6,338	6,345,304
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55	10,252	10,241,015
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55	6,167	6,154,488
Series 2025-CES09, Class A1A, 144A	4.795(cc)	09/25/55	5,254	5,175,253
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	952	952,546
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	480	479,768
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64	400	400,924
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	1,544	1,550,990
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64	5,978	5,956,335
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64	4,350	4,326,394
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	5,351	5,360,762
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65	5,830	5,811,339
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65	5,086	5,092,639
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65	8,173	8,080,105
				132,764,704
Other 1.4%
ALLO Issuer LLC, Series 2026-01A, Class A2, 144A	5.607	06/20/56	3,300	3,307,872
BCREDPP, Series 2025^	6.540	06/11/32	15,600	15,366,000
Business Jet Securities LLC, Series 2026-01A, Class A, 144A	5.464	06/15/41	5,292	5,264,390
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-04A, Class A2, 144A	5.522	12/20/55	6,688	6,682,974
GoodLeap Home Improvement Solutions Trust, Series 2025-01A, Class A, 144A	5.380	02/20/49	8,717	8,707,118

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Other (cont’d.)
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250%	06/20/57		2,132	$2,044,568
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59		486	491,140
Series 2024-01, Class A4, 144A	5.670	06/25/59		537	542,694

Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		5,700	5,464,921
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.516(c)	04/25/34		489	490,711
Oryx Funding LLC, Series 2026-01A, Class A2, 144A	6.299	06/05/56		14,400	14,311,533
PK Alift Loan Funding 7 LP, Series 2025-02, Class A, 144A	4.750	03/15/43		6,333	6,254,868
PK Alift Loan Funding 8 LP, Series 2026-01, Class A, 144A	4.614	09/15/43		10,500	10,300,012
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.429(c)	12/25/27		6,000	6,050,483
Radnor Re Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.316(c)	11/25/31		154	154,629
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		4,660	4,612,949
Sunrun Prometheus Issuer LLC, Series 2026-01A, Class A1, 144A	6.300	08/01/61		2,993	2,922,712
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		1,477	1,437,652
Series 2024-03A, Class A2, 144A	5.880	10/30/59		6,326	6,101,257

Tesla Sustainable Energy Trust, Series 2024-01A, Class A2, 144A	5.080	06/21/50		6,482	6,472,546
Volofin Finance Designated Activity Co., Series 2026-01A, Class A, 144A	5.505	12/31/37		8,000	7,999,921
					114,980,950
Residential Mortgage-Backed Securities 0.0%
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.259(c)	08/25/34		941	927,851
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.195(c)	11/25/60	EUR	107	123,297
					1,051,148
Student Loans 0.0%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	170,693
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		256	238,898
Series 2018-D, Class A, 144A	0.773(cc)	11/25/43		494	468,844
Series 2019-A, Class R, 144A	0.000	10/25/48		645	357,689
					1,236,124

Total Asset-Backed Securities (cost $1,419,629,426)					1,432,608,179
Commercial Mortgage-Backed Securities 6.9%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54		9,000	7,967,705
ARES Trust, Series 2026-TRON, Class A, 144A, 1 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.096(c)	05/15/43		14,800	14,832,394
BANK,
Series 2017-BNK06, Class A4	3.254	07/15/60		164	161,938
Series 2018-BN10, Class A4	3.428	02/15/61		4,532	4,453,005

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2019-BN17, Class A3	3.456%	04/15/52	4,106	$3,965,128
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	1,726,711
Series 2019-BN24, Class A2	2.707	11/15/62	3,423	3,196,034
Series 2020-BN25, Class A3	2.391	01/15/63	2,883	2,848,427
Series 2020-BN29, Class A3	1.742	11/15/53	1,681	1,479,054
Series 2021-BN33, Class A4	2.270	05/15/64	10,400	9,332,273
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52	5,652	5,348,234
Series 2023-C20, Class A2	6.383(cc)	07/15/56	3,450	3,504,305
Series 2023-C21, Class A2	6.296(cc)	09/15/56	6,143	6,243,085
Series 2024-05C29, Class XA, IO	1.596(cc)	09/15/57	106,073	4,482,208
Series 2025-5C36, Class A3	5.517	08/15/58	6,500	6,594,925
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	770,725
Series 2019-B10, Class A3	3.455	03/15/62	3,055	2,953,926
Series 2020-B17, Class A4	2.042	03/15/53	3,400	3,071,448
Series 2020-B20, Class A3	1.945	10/15/53	6,074	5,817,083
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,777,817
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	2,229,288
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,517,108
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	15,691,572
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,320,926

BFLD Mortgage Trust, Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.168(c)	07/15/39	2,596	2,595,592
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	13,000	13,297,847
Series 2023-C05, Class A2	6.518	06/15/56	10,092	10,205,979
Series 2023-C06, Class A2	6.643(cc)	09/15/56	11,570	11,879,726
Series 2024-C08, Class XB, IO	0.794(cc)	03/15/57	50,000	2,524,450

BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.276(c)	12/15/42	12,600	12,623,607
BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 144A	5.218(cc)	11/05/39	3,500	3,476,466
BX Commercial Mortgage Trust,
Series 2022-AHP, Class AS, 144A, 1 Month SOFR + 1.490% (Cap N/A, Floor 1.490%)	5.166(c)	01/17/39	20,859	20,858,598
Series 2022-AHP, Class E, 144A, 1 Month SOFR + 3.040% (Cap N/A, Floor 3.040%)	6.716(c)	01/17/39	2,597	2,586,923
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.368(c)	08/15/41	7,401	7,433,123
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.056(c)	08/15/42	8,914	8,930,412
Series 2026-ALOHA, Class D, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)	5.826(c)	04/15/43	11,000	11,003,396
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	5.739(c)	10/15/36	1,859	1,858,548
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.376(c)	01/15/39	3,990	3,988,753
Series 2025-ARIA, Class A, 144A	5.031(cc)	12/13/42	14,350	14,254,630
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.426(c)	02/15/35	10,550	10,484,137
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	4.820(c)	03/15/30	9,640	9,621,479
Series 2026-ORBT, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.076(c)	07/15/43	22,450	22,492,123

BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.308(c)	10/18/42	6,515	6,527,373
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	451	448,458
Series 2017-CD05, Class A3	3.171	08/15/50	661	652,759
Series 2017-CD06, Class A4	3.190	11/13/50	1,499	1,479,688

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,487	1,482,499
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3	3.209	10/12/50	848	835,508
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	21,016
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,787,575
Series 2019-GC43, Class A3	2.782	11/10/52	9,741	9,081,800
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.012(cc)	02/10/47	109,018	1,090

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2017-COR02, Class A2	3.239%	09/10/50		9,978	$9,909,501
Series 2024-277P, Class A, 144A	6.338	08/10/44		2,800	2,879,153
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44		9,200	180,925
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51		14,324	14,122,433
Series 2019-C15, Class A3	3.779	03/15/52		5,968	5,833,601

Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50		399	394,540
FHLMC Multifamily Structured Pass-Through Certificates,
Series K069, Class X1, IO	0.340(cc)	09/25/27		6,042	19,192
Series K090, Class X1, IO	0.705(cc)	02/25/29		96,400	1,587,745
Series K093, Class X1, IO	0.940(cc)	05/25/29		11,937	265,329
Series K101, Class X1, IO	0.826(cc)	10/25/29		18,241	413,721
Series K122, Class X1, IO	0.861(cc)	11/25/30		36,366	1,117,380
Series K1513, Class X1, IO	0.848(cc)	08/25/34		30,202	1,382,222
Series Q001, Class XA, IO	2.045(cc)	02/25/32		10,708	554,784

GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.198(cc)	08/10/41		12,200	12,133,171
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50		543	538,062
Series 2017-GS07, Class A3	3.167	08/10/50		1,180	1,167,015
Series 2017-GS08, Class A3	3.205	11/10/50		1,400	1,384,051
Series 2019-GC38, Class A3	3.703	02/10/52		6,950	6,769,504
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50		953	949,094
Series 2017-C07, Class A4	3.147	10/15/50		954	939,157

MHP, Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	6.287(c)	01/15/39		2,560	2,559,200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class A4	3.337	05/15/50		1,200	1,189,905
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259	06/15/50		947	938,605
Series 2017-HR02, Class A3	3.330	12/15/50		1,980	1,946,481
Series 2018-H04, Class A3	4.043	12/15/51		1,222	1,200,686
Series 2019-H06, Class A3	3.158	06/15/52		1,337	1,277,809
Series 2021-L07, Class A4	2.322	10/15/54		11,000	9,680,370

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56		21,000	21,466,328
MTN Commercial Mortgage Trust, Series 2026-LPFX, Class A, 144A	4.987(cc)	05/15/43		15,150	15,002,092
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,589,415
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43		15,150	15,153,472
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.070(c)	10/15/40		14,000	14,035,000
ROCK Trust,
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		9,200	9,370,217
Series 2024-CNTR, Class D, 144A	7.109	11/13/41		7,820	8,053,876

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	5.918(c)	01/23/32	GBP	7,846	10,612,722
SCG Commercial Mortgage Trust, Series 2026-MFP02, Class D, 144A, 1 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	5.600(c)	08/15/41		6,000	6,000,000
SLG Office Trust, Series 2026-OMA, Class A, 144A	4.965(cc)	04/15/41		8,000	7,910,754
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A3	3.418	12/15/50		1,406	1,386,273
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,131,451
Series 2018-C10, Class A3	4.048	05/15/51		1,196	1,179,365
Series 2018-C14, Class A3	4.180	12/15/51		1,918	1,895,948

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.169%(c)	11/15/41	17,390	$17,417,172
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50	1,339	1,321,803
Series 2017-C40, Class A3	3.317	10/15/50	332	328,668
Series 2017-RB01, Class A4	3.374	03/15/50	562	558,098
Series 2018-C43, Class XB, IO	0.300(cc)	03/15/51	51,500	267,316
Series 2018-C46, Class XB, IO	0.352(cc)	08/15/51	104,789	717,962
Series 2020-C56, Class A4	2.194	06/15/53	2,876	2,652,652

WEST Trust, Series 2025-ROSE, Class A, 144A	5.275(cc)	04/10/35	8,080	8,023,044

Total Commercial Mortgage-Backed Securities (cost $570,103,980)				560,126,138
Corporate Bonds 25.0%
Aerospace & Defense 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.250	02/01/28	9,944	9,738,360
Sr. Unsec’d. Notes	3.625	02/01/31	3,940	3,715,359
Sr. Unsec’d. Notes	6.298	05/01/29	2,225	2,304,661

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	4.400	06/15/28	50	49,741
RTX Corp.,
Sr. Unsec’d. Notes	3.125	05/04/27	20	19,808
Sr. Unsec’d. Notes	7.200	08/15/27	30	30,834
				15,858,763
Agriculture 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	140	134,676
Gtd. Notes	5.350	08/15/32	5,925	5,996,625

BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	70	69,729
Cargill, Inc., Sr. Unsec’d. Notes, 144A, MTN	7.410	06/18/27	1,773	1,808,729
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875	07/26/29	1,655	1,604,594
Gtd. Notes, 144A, MTN	5.500	02/01/30	4,515	4,575,002
				14,189,355
Airlines 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,283	1,275,312
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	17,837	17,785,204
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,374,575
United Airlines Holdings, Inc.,
Gtd. Notes	4.875	03/01/29	3,765	3,708,341
Gtd. Notes	5.375	03/01/31	3,125	3,086,060

United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	749	735,935
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	8.750	01/15/32	575	564,938
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	2,920	2,956,500
				33,486,865

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.1%
Gildan Activewear, Inc. (Canada), Gtd. Notes, 144A	4.700%	10/07/30	1,970	$1,921,868
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	7,408	7,090,136
				9,012,004
Auto Manufacturers 1.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	12,800	12,793,941
Sr. Unsec’d. Notes	2.900	02/16/28	575	556,321
Sr. Unsec’d. Notes	3.625	06/17/31	7,385	6,700,678
Sr. Unsec’d. Notes	4.950	05/28/27	3,000	3,001,341
Sr. Unsec’d. Notes	5.730	09/05/30	6,800	6,801,811
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,127,706
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	34,600
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,382,242
Sr. Unsec’d. Notes	5.000	04/09/27	70	70,214
Sr. Unsec’d. Notes	5.050	04/04/28	7,036	7,068,767
Sr. Unsec’d. Notes	5.350	07/15/27	1,177	1,186,004
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.100	09/15/28	6,130	5,785,421
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	53,504
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	104,752
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,180	4,127,762
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,347
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	14,377
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	28,479

Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	5.300	09/13/27	7,365	7,337,134
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	2,815	2,376,995
Gtd. Notes, 144A	5.750	03/18/30	1,180	1,170,404
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	3.750	05/13/30	1,150	1,089,172
Gtd. Notes, 144A(a)	4.950	08/15/29	3,280	3,267,374
Gtd. Notes, 144A	5.050	03/27/28	14,420	14,452,748
Gtd. Notes, 144A	5.350	03/27/30	2,240	2,246,261
				89,808,355
Auto Parts & Equipment 0.1%
Aptiv Swiss Holdings Ltd., Gtd. Notes	6.875(ff)	12/15/54	240	242,400
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	512,480
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	755	768,424
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	7,100	7,118,906
				8,642,210
Banks 5.6%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	650	641,875
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,800	2,839,259
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,669,688

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687%(ff)	04/22/32	2,780	$2,493,809
Sr. Unsec’d. Notes	4.477(ff)	04/23/30	915	905,032
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	524,924
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,477,455
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	7,680	7,055,425
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,200	1,143,522
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	673,111
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,365	1,353,418
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,742,147

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	124,751
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	335	332,668
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	3,530	3,531,377
Sr. Unsec’d. Notes	4.911(ff)	06/26/30	9,645	9,572,662
Sr. Unsec’d. Notes	5.674(ff)	03/12/28	7,515	7,556,874
Sr. Unsec’d. Notes	5.690(ff)	03/12/30	3,155	3,203,812
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	4,198,757
Sr. Non-Preferred Notes, 144A, MTN	4.892(ff)	06/30/30	4,415	4,391,949
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	5,230	5,258,507

BPCE SA (France), Sr. Non-Preferred Notes, 144A	5.184(ff)	06/02/32	14,810	14,630,883
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,800	1,762,592
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	1,200	1,233,381
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	4,075	4,077,831
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	10,441	10,534,727
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,392,008
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,415	1,306,990
Sr. Unsec’d. Notes	3.200	10/21/26	1,695	1,691,158
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	590	576,208
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	24,120	23,832,974
Sub. Notes	4.450	09/29/27	6,500	6,483,457

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A	5.230(ff)	01/09/29	12,850	12,918,023
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	23,485	23,173,695
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	6,625	6,625,545

First-Citizens Bank & Trust Co., Sr. Unsec’d. Notes	5.097(ff)	07/13/29	4,785	4,772,494
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	3,078,738
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	8,157,040
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,348,739
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	270,524
Sr. Unsec’d. Notes	3.850	01/26/27	800	798,357
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,064,022
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	6,540	6,329,093
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	4,235	4,187,155
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	8,600	8,873,117

ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	4.858(ff)	03/25/29	7,285	7,295,054
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.470(c)	10/01/26(oo)	4,510	4,521,648
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,734,623
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	368,725
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,482,377

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.005%(ff)	04/23/29	980	$968,436
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,865,742
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	575	580,912
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	5,985	6,083,746

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	5,005	4,991,327
KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,460	2,291,326
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	2.309(ff)	07/20/32	6,285	5,483,135
Morgan Stanley,
Sr. Unsec’d. Notes	4.238(ff)	01/09/30	4,955	4,872,247
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	20,910	20,298,242
Sr. Unsec’d. Notes	4.708(ff)	03/12/32	2,675	2,615,097
Sr. Unsec’d. Notes	4.868(ff)	07/12/29	11,270	11,269,610
Sr. Unsec’d. Notes	5.192(ff)	04/17/31	2,625	2,632,713
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,881,342
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,137,379
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,841,792
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,365,840
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,469,172
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	633,147
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,502,593

Morgan Stanley Bank NA, Sr. Unsec’d. Notes	4.788(ff)	05/10/30	13,925	13,870,092
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes	4.213(ff)	02/08/30	505	496,625
Sr. Unsec’d. Notes	4.734(ff)	07/18/31	15,295	15,099,681

PNC Bank NA, Sub. Notes	4.050	07/26/28	350	345,518
Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A	6.875(cc)	02/23/28	10,000	10,249,387
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN(a)	5.250	02/19/27	8,055	8,079,377
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29	11,465	11,553,147

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	3,365	3,524,470
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32	3,510	3,185,413
Wells Fargo & Co.,
Jr. Sub. Notes, Series GG	6.125(ff)	06/15/31(oo)	6,855	6,837,846
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	11,845	12,208,507
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,575	2,371,579
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	17,850	17,987,067
				448,804,707
Beverages 0.2%
Maple Parent Holdings Corp., Gtd. Notes, 144A(a)	4.750	03/26/29	12,400	12,347,924
Biotechnology 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27	30	29,641
Sr. Unsec’d. Notes	5.150	03/02/28	335	337,605
				367,246

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.2%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750%	08/01/28	2,775	$1,428,887
JELD-WEN, Inc., Gtd. Notes, 144A(x)	4.875	12/15/27	529	427,890
Lennox International, Inc., Gtd. Notes	1.700	08/01/27	30	29,172
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32	2,100	2,125,421
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30	4,527	4,277,906
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	2,000	1,987,650

Vulcan Materials Co., Sr. Unsec’d. Notes	4.950	12/01/29	7,580	7,612,397
				17,889,323
Chemicals 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28(d)	2,000	1,117,400
Gtd. Notes, 144A	4.500	01/10/28(d)	900	502,830
Gtd. Notes, 144A	8.500	01/12/31(d)	7,578	4,294,831

Celanese US Holdings LLC, Gtd. Notes	7.350	11/15/28	655	680,017
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	335	335,913
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31	407	369,658
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	3,296	3,378,729
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A(a)	7.250	06/15/31	4,600	4,654,479
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	1,000	986,670

Qnity Electronics, Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/32	1,215	1,208,059
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	1,020	1,016,869
Gtd. Notes	6.500	09/27/28	600	604,884

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	06/01/27	45	44,648
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	2,225	2,059,203
Syensqo Finance America LLC (Belgium), Gtd. Notes, 144A	5.650	06/04/29	5,705	5,802,449
				27,056,639
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	4,860	4,082,400
Commercial Services 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29	800	793,657
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28	4,600	4,522,950
Sr. Sec’d. Notes, 144A	4.625	06/01/28	2,325	2,284,336

AMN Healthcare, Inc., Gtd. Notes, 144A(a)	4.000	04/15/29	5,275	5,069,538
Brink’s Co. (The), Gtd. Notes, 144A(a)	4.625	10/15/27	2,246	2,231,750

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Carrix, Inc., Sr. Sec’d. Notes, 144A	6.125%	08/01/33		3,370	$3,355,122
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		4,434	4,557,515
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,856,010
Equifax, Inc., Sr. Unsec’d. Notes(a)	5.100	06/01/28		330	331,761
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28		335	334,809
Freeport Terminal Malta PLC (Malta), Gov’t. Gtd. Notes	7.250	05/15/28		2,000	2,051,897
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	659,644
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.150	01/15/27		80	79,164
Sr. Unsec’d. Notes	4.450	06/01/28		85	84,175
Sr. Unsec’d. Notes	4.500	11/15/28		9,325	9,202,373
Sr. Unsec’d. Notes	4.550	03/15/28		2,555	2,538,007
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		4,045	4,006,465
Gtd. Notes, 144A	7.000	06/15/30		2,845	2,933,445

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29		2,347	2,312,538
Mobility Global, Inc.,
Sr. Unsec’d. Notes, 144A	5.050	06/15/29		2,765	2,752,584
Sr. Unsec’d. Notes, 144A(a)	5.450	06/15/31		4,378	4,379,491

Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29		1,700	1,729,421
					58,066,652
Computers 0.1%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.450	09/25/26		8,165	8,166,422
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		971	1,030,867
					9,197,289
Diversified Financial Services 1.1%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,917,079
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		2,880	2,978,728
Capital One Financial Corp.,
Sr. Unsec’d. Notes	4.927(ff)	05/10/28		35	35,053
Sr. Unsec’d. Notes	7.149(ff)	10/29/27		4,450	4,475,015
Citadel Finance LLC,
Gtd. Notes, 144A	4.750	02/14/29		1,040	1,019,924
Gtd. Notes, 144A	5.150	02/14/31		660	641,554

CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	245,227
GGAM Finance Ltd. (Ireland), Gtd. Notes, 144A	8.000	02/15/27		4,000	3,999,360
goeasy Ltd. (Canada), Sr. Unsec’d. Notes, 144A	7.625	07/01/29		500	474,380
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.230(c)	05/31/26(d)		9,290	8,268,206

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000%	08/15/28		750	$725,852
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.125	04/28/31		19,240	18,838,474
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27		3,040	3,058,021
Gtd. Notes	6.750	11/17/28		1,710	1,772,852
Gtd. Notes, 144A	4.625	11/15/27		110	109,458

OMERS Finance Trust (Canada), Gtd. Notes, 144A	5.500	11/15/33		7,850	8,169,097
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27		745	739,123
Gtd. Notes	3.875	09/15/28		800	773,094
Gtd. Notes	6.625	05/15/29		3,075	3,116,700
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		6,400	6,054,461
Gtd. Notes, 144A	7.875	12/15/29		5,000	5,133,682
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	204,294
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,616,558

PRA Group, Inc., Gtd. Notes, 144A	8.375	02/01/28		2,165	2,194,077
Rocket Cos., Inc., Gtd. Notes, 144A	6.125	08/01/30		1,300	1,310,343
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	3.875	03/01/31		6,675	6,182,996
Synchrony Financial, Sr. Unsec’d. Notes(a)	5.019(ff)	07/29/29		2,795	2,787,213
					87,840,821
Electric 1.6%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950	06/01/28		35	34,525
AES Corp. (The),
Sr. Unsec’d. Notes	5.200	07/15/29		1,215	1,215,731
Sr. Unsec’d. Notes	5.450	06/01/28		250	252,133

Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27		3,965	3,989,499
Black Hills Corp., Sr. Unsec’d. Notes	5.950	03/15/28		25	25,417
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29		3,011	2,940,242
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes	4.625	02/01/29		2,375	2,355,678
Sr. Unsec’d. Notes	5.000	02/01/31		1,950	1,937,703

Duke Energy Corp., Sr. Unsec’d. Notes	4.300	03/15/28		115	114,414
ENEL Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29		12,260	12,335,688
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		2,389	2,424,835
Gov’t. Gtd. Notes, MTN	6.350	08/10/28		5,213	5,291,195
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		8,356	8,752,910
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27		125	123,908
Sr. Unsec’d. Notes	5.450	03/01/28		150	151,548
Sr. Unsec’d. Notes, Series M	3.300	01/15/28		25	24,508

FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250	03/15/28		90	87,969

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.625%	06/15/29		108	$118,576
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29		793	878,133
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27		395	401,375
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		5,320	5,200,938
Sr. Sec’d. Notes, EMTN	7.750	12/15/27		2,000	2,062,840

MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28		4,980	5,156,641
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,555,832
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27		335	332,832
Gtd. Notes	4.625	07/15/27		185	185,284
Gtd. Notes	4.685	09/01/27		8,330	8,344,990
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		4,350	4,352,376
Gtd. Notes, 144A	3.375	02/15/29		6,724	6,381,186
Gtd. Notes, 144A	5.250	06/15/29		625	619,960
Gtd. Notes, 144A(a)	5.750	07/15/29		2,525	2,524,378
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		2,300	2,452,878
Pacific Gas & Electric Co.,
First Mortgage	3.300	12/01/27		175	171,721
First Mortgage	5.000	06/04/28		15,520	15,561,867

Talen Energy Supply LLC, Gtd. Notes, 144A	6.375	05/01/33		875	862,594
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		5,200	5,223,577
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,139,203
Vistra Operations Co. LLC,
Gtd. Notes, 144A	3.700	01/30/27		30	29,845
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,171,777
Gtd. Notes, 144A	4.600	10/15/30		3,290	3,201,946
Gtd. Notes, 144A	5.000	07/31/27		5,091	5,091,567
Gtd. Notes, 144A	7.750	10/15/31		3,000	3,128,204

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30		3,720	3,738,982
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.000	06/15/28		60	59,303
					126,006,708
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	5.250	04/15/31		1,085	1,067,535
Gtd. Notes, 144A	6.375	03/15/29		730	740,746
Gtd. Notes, 144A	6.625	03/15/32		540	551,246
					2,359,527
Electronics 0.0%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26		30	29,984
Engineering & Construction 0.3%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,901,791
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,569,986

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250%	10/27/27		200	$197,100
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		920	939,944
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		3,509	3,495,789
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,517,958
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,781,708
Sr. Sec’d. Notes, 144A	5.500	07/31/47		7,910	6,647,960
					23,052,236
Entertainment 0.3%
Caesars Entertainment, Inc., Gtd. Notes, 144A(a)	4.625	10/15/29		11,640	11,077,231
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		375	369,399
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		5,350	5,194,246
Penn Entertainment, Inc.,
Gtd. Notes, 144A(a)	6.750	04/01/31		2,100	2,106,208
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		2,300	2,192,426
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		2,475	2,480,057
					23,419,567
Environmental Control 0.1%
GFL Environmental Holdings US, Inc., Gtd. Notes, 144A	5.625	07/01/31		4,000	3,884,333
Foods 1.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	5.500	03/31/31		525	504,989
Gtd. Notes, 144A	5.625	03/31/32		4,175	3,971,535
Gtd. Notes, 144A	6.500	02/15/28		1,750	1,761,599

B&G Foods, Inc., Gtd. Notes, 144A	11.000	06/15/31		2,405	2,134,161
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes	8.000	07/01/31	EUR	4,374	4,863,484
Sr. Sec’d. Notes	8.125	05/14/30	GBP	3,840	4,832,596
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	1,750	1,954,368

JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unsec’d. Notes	3.000	02/02/29		680	650,329
Kellanova, Sr. Unsec’d. Notes	4.300	05/15/28		13,929	13,876,623
Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26		335	333,839
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		6,975	6,645,353
Mars, Inc., Sr. Unsec’d. Notes, 144A	4.800	03/01/30		22,515	22,437,586
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		15,130	13,764,505
Gtd. Notes, 144A	4.250	02/01/27		2,800	2,792,097

US Foods, Inc., Gtd. Notes, 144A(a)	4.750	02/15/29		6,000	5,913,808
					86,436,872

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas 0.1%
NiSource, Inc., Sr. Unsec’d. Notes	5.200%	07/01/29		4,720	$4,774,946
Healthcare-Products 0.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		7,220	6,989,651
Solventum Corp., Sr. Unsec’d. Notes	5.400	03/01/29		2,418	2,447,354
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	489,918
					9,926,923
Healthcare-Services 0.3%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,159,044
Cigna Group (The), Gtd. Notes	3.400	03/01/27		25	24,857
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		7,625	7,347,313
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	69,420
Gtd. Notes	5.625	09/01/28		335	339,470

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A(a)	5.200	06/15/29		1,450	1,457,128
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	610,301
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28		335	339,388
Sr. Sec’d. Notes	6.250	02/01/29		4,005	4,115,502

Laboratory Corp. of America Holdings, Gtd. Notes	3.600	09/01/27		335	331,616
LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	9.875	08/15/30		2,180	2,290,453
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.750	12/31/30		3,025	2,329,273
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		25	24,242
Sr. Sec’d. Notes	4.375	01/15/30		3,900	3,760,751
Sr. Sec’d. Notes	4.625	06/15/28		225	222,868
					24,421,626
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		6,296	6,182,487
Home Builders 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29		4,550	4,372,262
Beazer Homes USA, Inc., Gtd. Notes(a)	7.250	10/15/29		2,125	2,153,010
Dream Finders Homes, Inc., Gtd. Notes, 144A	8.250	08/15/28		1,450	1,478,195
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29		2,100	2,152,122
Lennar Corp.,
Gtd. Notes	4.750	11/29/27		135	135,121
Gtd. Notes	5.000	06/15/27		40	40,078

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

M/I Homes, Inc., Gtd. Notes	4.950%	02/01/28	834	$826,852
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	2,500	2,465,140
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	875	906,627
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	4,895	4,891,967
Gtd. Notes	5.700	06/15/28	160	160,095
				19,581,469
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes	6.125	06/15/30	3,270	2,973,734
Household Products/Wares 0.1%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	3,925	3,696,622
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A(a)	3.000	06/26/27	6,005	5,931,875
				9,628,497
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	1,190	1,202,265
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	965	1,007,503
				2,209,768
Insurance 0.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Sec’d. Notes, 144A	7.500	11/06/30	1,150	1,112,800
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	134,837
Arthur J Gallagher & Co., Sr. Unsec’d. Notes	4.850	12/15/29	2,820	2,820,981
Asurion LLC/Asurion Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	8.000	12/31/32	3,840	3,882,892
Principal Financial Group, Inc., Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	332,075
				8,283,585
Internet 0.6%
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.250	03/13/31	7,485	7,261,132
Sr. Unsec’d. Notes	6.000	07/09/46	4,560	4,434,944
Sr. Unsec’d. Notes	6.100	07/09/56	4,115	3,947,368
Sr. Unsec’d. Notes	6.250	07/09/66	5,240	5,017,866

Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	14,625	14,142,862
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	3,100	2,911,784
Meta Platforms, Inc., Sr. Unsec’d. Notes	6.200	05/15/46	1,585	1,489,495
Sopaipilla Investor LLC, Sr. Sec’d. Notes, 144A	7.534	11/30/48	11,720	12,151,923
				51,357,374

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Investment Companies 0.3%
Aethon IV Newco LLC, Sr. Unsec’d. Notes^(x)	0.000%	09/30/31	4,700	$4,700,000
Blackstone Secured Lending Fund, Sr. Unsec’d. Notes	5.900	05/21/31	11,125	10,822,705
MSD Investment Corp., Sr. Unsec’d. Notes, 144A	6.375	06/12/29	7,615	7,601,574
				23,124,279
Iron/Steel 0.1%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A	4.625	03/01/29	2,400	2,329,606
Gtd. Notes, 144A	6.875	11/01/29	1,890	1,908,297
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	775	759,562
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	490	476,525
Sr. Unsec’d. Notes, 144A	7.000	04/01/31	1,000	1,025,280
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	3,842	3,950,191
				10,449,461
Leisure Time 0.2%
Carnival Corp. Ltd.,
Gtd. Notes, 144A	4.000	08/01/28	1,975	1,934,651
Gtd. Notes, 144A	5.125	05/01/29	3,760	3,732,055

Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	7.000	09/15/30	600	617,136
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,750	1,814,365
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	04/01/28	3,600	3,624,801
				11,723,008
Lodging 0.1%
MGM Resorts International, Gtd. Notes	6.125	09/15/29	6,205	6,244,381
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	4,100	4,097,810
				10,342,191
Machinery-Construction & Mining 0.1%
Solaris Energy Infrastructure LLC, Gtd. Notes, 144A	6.375	05/15/31	3,590	3,525,893
Machinery-Diversified 0.2%
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	7,190	7,201,640
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	3,400	3,527,500
Weir Group, Inc. (United Kingdom), Gtd. Notes, 144A	5.350	05/06/30	1,260	1,261,926
				11,991,066
Media 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	1,750	1,701,715
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	2,347	2,342,310

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375%	05/01/47		85	$64,339
Sr. Sec’d. Notes	6.484	10/23/45		95	82,346

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15	14,982
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		600	336,416
Gtd. Notes, 144A	4.125	12/01/30		750	421,533
Gtd. Notes, 144A	5.375	02/01/28		975	564,678
Gtd. Notes, 144A	5.500	04/15/27		9,497	5,875,109
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	211,148
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29(d)		725	656,503
Gtd. Notes	7.375	07/01/28(d)		350	335,373

EchoStar Corp., Sr. Sec’d. Notes	10.750	11/30/29		15,450	16,709,837
Paramount Global, Gtd. Notes	3.700	06/01/28		25	24,288
Space Exploration Technologies Corp., Sr. Unsec’d. Notes, 144A	5.350	07/15/31		8,550	8,324,205
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	1,300	1,469,605
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,580	4,108,658
					43,243,045
Mining 0.4%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	02/21/30		6,215	6,248,014
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A(a)	8.625	06/01/31		13,700	14,213,750
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		1,230	1,197,712
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		2,965	2,847,404
Gtd. Notes, 144A	6.875	01/30/30		1,025	1,051,301

PLS Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	6.875	05/01/31		395	399,302
Skeena Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	8.500	04/01/31		3,460	3,607,050
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27		3,000	2,993,524
					32,558,057
Multi-National 0.2%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,071,900
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	6.000	04/26/27		8,350	8,450,200
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes	6.950	08/01/26		500	499,999
Unsec’d. Notes, MTN	6.750	07/15/27		1,895	1,928,041
					13,950,140

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670%	12/01/26		2,545	$2,528,475
Gtd. Notes	5.100	03/01/30		1,800	1,781,584
					4,310,059
Oil & Gas 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31		1,585	1,434,753
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		13,595	13,036,531
Sr. Unsec’d. Notes, 144A	4.000	01/15/31		6,600	6,300,901

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30		3,175	3,182,140
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000	11/01/27		3,516	3,736,705
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		792	701,922
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30		2,308	2,174,000
Gtd. Notes, 144A	6.750	03/01/29		701	690,419
Crescent Energy Finance LLC,
Gtd. Notes, 144A	7.625	04/01/32		1,475	1,491,154
Gtd. Notes, 144A	7.875	04/15/32		1,390	1,415,759
Gtd. Notes, 144A	9.750	10/15/30		7,350	7,816,380

Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.250	10/15/27		20	20,004
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,545	1,563,077
Sr. Unsec’d. Notes	8.625	01/19/29		3,950	4,169,225

Expand Energy Corp., Gtd. Notes	5.375	02/01/29		3,150	3,148,856
Hess Corp., Sr. Unsec’d. Notes	4.300	04/01/27		55	54,956
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		1,025	999,457
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		1,650	1,656,257

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	199,436
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28		75	73,960
Sr. Unsec’d. Notes	5.150	03/01/30		7,370	7,421,175
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		676	665,541
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		811	798,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		676	665,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.073(c)	09/30/29		203	199,661

Occidental Petroleum Corp., Sr. Unsec’d. Notes	7.500	05/01/31		250	273,759
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	1,800	2,438,989
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31		8,905	8,736,250
Gtd. Notes	6.500	01/23/29		300	304,260
Gtd. Notes	6.625	06/15/35		683	647,887
Gtd. Notes	6.625	06/15/38		74	67,784
Gtd. Notes	6.700	02/16/32		3,060	3,054,798
Gtd. Notes	6.840	01/23/30		1,000	1,015,850
Gtd. Notes	9.500	09/15/27		2,500	2,606,250
Gtd. Notes	10.000	02/07/33		5,592	6,464,352
Gtd. Notes, EMTN	2.750	04/21/27	EUR	762	870,194

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, MTN	6.750%	09/21/47	7,967	$6,536,525
Gtd. Notes, MTN	8.750	06/02/29	7,416	7,888,399

Phillips 66, Gtd. Notes	3.900	03/15/28	70	69,158
SM Energy Co.,
Gtd. Notes, 144A	6.750	08/01/29	1,650	1,673,796
Gtd. Notes, 144A	8.625	11/01/30	850	892,387
Gtd. Notes, 144A	8.750	07/01/31	100	104,588
Sunoco LP,
Sr. Unsec’d. Notes, 144A	4.500	10/01/29	400	388,835
Sr. Unsec’d. Notes, 144A	5.875	07/15/27	4,625	4,628,277
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	1,425	1,386,544
Gtd. Notes, 144A	7.000	09/15/28	2,800	2,848,486
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	660	678,487
Sr. Sec’d. Notes, 144A	8.750	02/15/30	1,861	1,929,275
Valero Energy Corp.,
Sr. Unsec’d. Notes	2.150	09/15/27	1,420	1,382,797
Sr. Unsec’d. Notes	4.350	06/01/28	175	174,074
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	6,960	6,969,551
Sr. Unsec’d. Notes, 144A	5.875	05/22/30	10,840	11,057,669
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	9,108	9,413,173
				148,118,851
Packaging & Containers 0.2%
Amcor Finance USA, Inc., Gtd. Notes	4.500	05/15/28	335	333,593
Ball Corp., Gtd. Notes	6.000	06/15/29	6,025	6,101,926
Berry Global, Inc.,
Sr. Sec’d. Notes	1.650	01/15/27	20	19,742
Sr. Sec’d. Notes, 144A	5.500	04/15/28	2,000	2,026,150
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	3,340	3,192,996
Sr. Sec’d. Notes, 144A	6.750	04/15/32	1,505	1,433,714

Graphic Packaging International LLC, Gtd. Notes, 144A(a)	3.500	03/01/29	6,275	5,947,734
				19,055,855
Pharmaceuticals 0.4%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	2,915	2,976,944
AbbVie, Inc., Sr. Unsec’d. Notes	2.950	11/21/26	170	169,307
AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,800	1,738,784
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	200	181,020
Gtd. Notes, 144A	5.250	01/30/30	550	372,625
Gtd. Notes, 144A	5.250	02/15/31	25	15,469
Gtd. Notes, 144A	6.250	02/15/29	50	39,250
Gtd. Notes, 144A	7.000	01/15/28	200	180,434
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,404	1,308,949

Cencora, Inc., Sr. Unsec’d. Notes	3.450	12/15/27	85	83,749

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

CVS Health Corp., Sr. Unsec’d. Notes	1.750%	08/21/30	75	$66,117
Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	955	776,544
Viatris, Inc.,
Gtd. Notes	2.700	06/22/30	20,736	18,847,397
Gtd. Notes	3.850	06/22/40	5,190	3,969,142
Gtd. Notes	4.000	06/22/50	2,035	1,350,332
				32,076,063
Pipelines 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29	2,150	2,143,439
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,407,116
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,331,608
Jr. Sub. Notes, Series H	6.500(ff)	08/17/26(oo)	12,515	12,520,695
Sr. Unsec’d. Notes	4.400	03/15/27	80	79,991
Sr. Unsec’d. Notes	5.200	04/01/30	2,000	2,014,343
Sr. Unsec’d. Notes(a)	5.250	07/01/29	5,535	5,598,001
Sr. Unsec’d. Notes	5.300	04/15/47	110	94,780
MPLX LP,
Sr. Unsec’d. Notes	4.125	03/01/27	20	19,957
Sr. Unsec’d. Notes	4.800	02/15/31	2,035	2,008,851
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,256
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	9,790	9,171,154
Gtd. Notes	4.950	10/15/32	1,390	1,363,399
Gtd. Notes	5.375	06/01/29	6,530	6,608,135

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/29	6,826	6,977,713
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.250	05/15/28	50	49,620
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000	03/15/28	135	133,706
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	120	119,617
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	5,450	5,541,103
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	1,550	1,539,639
Venture Global Plaquemines LNG LLC, Sr. Sec’d. Notes, 144A	6.125	12/15/30	4,715	4,789,224
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.050	02/01/30	16,330	15,749,867
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.800	11/15/29	5,255	5,250,777
Sr. Unsec’d. Notes(a)	4.900	03/15/29	5,615	5,627,333
Sr. Unsec’d. Notes(a)	5.300	08/15/28	9,500	9,605,481
				107,762,805
Real Estate 0.1%
CoreLogic, Inc., Sec’d. Notes, 144A	12.000	02/01/32	2,545	2,383,373
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000	10/01/30	925	947,040
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.875	03/01/32	1,885	1,840,730

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250%	04/15/29	525	$512,997
Kennedy-Wilson, Inc.,
Gtd. Notes, 144A	7.000	06/01/31	750	764,068
Gtd. Notes, 144A	7.250	06/01/33	1,860	1,882,923
				8,331,131
Real Estate Investment Trusts (REITs) 0.6%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.750	12/15/29	210	195,013
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28	150	143,130
Sr. Unsec’d. Notes	3.550	07/15/27	115	114,100
Sr. Unsec’d. Notes	3.650	03/15/27	335	333,381
Sr. Unsec’d. Notes	5.200	02/15/29	7,955	8,021,402
Sr. Unsec’d. Notes	5.250	07/15/28	110	110,969

Brandywine Operating Partnership LP, Gtd. Notes	3.950	11/15/27	245	238,838
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27	40	39,605
Sr. Unsec’d. Notes	4.000	03/01/27	15	14,950
Sr. Unsec’d. Notes	5.600	06/01/29	3,715	3,777,572

CubeSmart LP, Gtd. Notes	3.125	09/01/26	80	79,898
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.750	06/01/28	6,000	6,051,310
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	100	95,945
Gtd. Notes	3.800	04/01/27	115	114,575
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	1,175	1,139,746
Sr. Sec’d. Notes, 144A	8.500	02/15/32	325	330,398
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	845	858,499
Sr. Sec’d. Notes, 144A	4.875	05/15/29	4,025	3,922,986

Realty Income Corp., Sr. Unsec’d. Notes	4.450	09/15/26	10	9,998
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	3,550	3,392,605
Sr. Unsec’d. Notes	3.875	02/15/27	6,150	6,113,680

Starwood Property Trust, Inc., Gtd. Notes, 144A	5.250	10/15/28	1,525	1,511,752
Ventas Realty LP,
Gtd. Notes	3.250	10/15/26	85	84,806
Gtd. Notes	3.850	04/01/27	65	64,725
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	95	94,444
Gtd. Notes, 144A	4.250	12/01/26	600	599,608
Gtd. Notes, 144A	4.625	12/01/29	485	473,730
Gtd. Notes, 144A	5.750	02/01/27	13,940	13,970,957

Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950	10/01/27	20	20,498
				51,919,120
Retail 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28	1,275	1,251,719
Sr. Sec’d. Notes, 144A	5.625	09/15/29	610	608,475

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%	07/26/27		2,930	$2,903,783
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28		1,470	1,515,737
Boots Group Finco LP (United Kingdom), Sr. Sec’d. Notes	5.375	08/31/32	EUR	675	792,535
Carvana Co.,
Sr. Sec’d. Notes, 144A(x)	9.000	06/01/30		5,900	6,087,843
Sr. Sec’d. Notes, 144A(x)	9.000	06/01/31		7,202	7,925,106

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		1,134	1,101,355
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		2,425	2,327,945
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27		25	24,886
Sr. Unsec’d. Notes, MTN	3.500	07/01/27		75	74,464

Park River Holdings, Inc., Sec’d. Notes, 144A	8.750	12/31/30		1,911	1,770,241
QXO Building Products, Inc., Gtd. Notes, 144A	6.500	07/15/31		925	928,485
					27,312,574
Semiconductors 0.0%
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29		1,832	1,803,347
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28		3,500	3,315,921
Gtd. Notes	3.483	12/01/27		135	132,853
					3,448,774
Software 1.1%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		2,500	2,261,385
Gtd. Notes, 144A(a)	9.250	06/01/30		3,085	2,894,211
Gtd. Notes, 144A	9.625	07/15/32		1,035	927,750
Gtd. Notes, 144A	9.750	10/01/31		705	639,967
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.650	03/01/28		335	319,210
Sr. Unsec’d. Notes	4.450	03/10/28		22,630	22,507,634

Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28		40	40,315
OAK-Eagle Acquireco, Inc., Sr. Sec’d. Notes, 144A	7.250	07/01/33		600	622,082
Oracle Corp., Sr. Unsec’d. Notes(a)	4.950	02/04/31		17,510	16,727,221
Salesforce, Inc., Sr. Unsec’d. Notes	4.900	09/15/31		28,150	27,736,287
ServiceNow, Inc., Sr. Unsec’d. Notes(a)	4.700	08/15/31		3,885	3,825,974
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		6,175	6,172,718
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27		110	109,219
					84,783,973

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 1.2%
APLD ComputeCo 3 LLC, Sr. Sec’d. Notes, 144A	7.000%	06/15/31		980	$956,631
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32		55	47,221
Sr. Unsec’d. Notes	3.800	02/15/27		55	54,798
Sr. Unsec’d. Notes	4.100	02/15/28		20	19,817
Sr. Unsec’d. Notes	4.500	05/15/35		70	64,243

Beacon Point DC LLC, Sr. Sec’d. Notes, 144A	6.129	11/30/42		2,965	2,839,148
Black Pearl Compute LLC, Sr. Sec’d. Notes, 144A	6.125	02/15/31		5,650	5,639,652
Cipher Compute LLC, Sr. Sec’d. Notes, 144A	7.125	11/15/30		2,198	2,242,101
Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31		17,775	17,404,028
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.600	01/19/27		335	333,159
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A	0.000	12/31/30		356	36
Sr. Sec’d. Notes, Series 3B14, 144A^	0.000	12/31/30		236	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A	8.625	08/01/32		6,240	6,423,300
HUT 8 DC LLC, Sr. Sec’d. Notes, 144A	6.192	11/15/42		2,965	2,877,639
Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	550,423
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36		7,155	7,439,911
Sr. Sec’d. Notes, 144A	7.000	03/31/34		4,690	4,773,790

Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29		2,850	2,729,916
Meridian Arc Holdco LLC, Sr. Sec’d. Notes, 144A	6.250	04/30/31		8,415	8,088,960
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28		140	139,993
NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	4.567	07/16/27		10,450	10,455,361
PR RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	6.500	05/01/31		5,225	4,914,972
SoftBank Group Corp. (Japan),
Sr. Unsec’d. Notes	5.750	07/08/32	EUR	600	660,710
Sr. Unsec’d. Notes	5.875	07/10/31	EUR	4,100	4,674,371

SV RNO Property Owner 1 LLC, Sr. Sec’d. Notes, 144A	5.875	03/01/31		8,030	7,466,428
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	1,385	2
T-Mobile USA, Inc., Gtd. Notes	3.750	04/15/27		100	99,484
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		1,110	1,135,037
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP	650	789,481
Sr. Sec’d. Notes	4.500	07/15/31	GBP	1,100	1,208,636

WULF Compute LLC, Sr. Sec’d. Notes, 144A	7.750	10/15/30		3,550	3,688,139
Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A, Cash coupon 7.125% and PIK 1.875%	13.750	09/09/30		1,950	1,921,268
					99,638,655

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	5.875%	12/15/27		335	$335,173
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41		790	744,195
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000	06/01/28		20	19,789
Fedex Freight Holding Co., Inc., Gtd. Notes, 144A	4.300	03/15/29		6,775	6,657,074
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		1,245	1,140,246
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		71	72,147
RXO, Inc., Gtd. Notes, 144A	6.375	05/15/31		3,750	3,741,188
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27		440	439,196
Sr. Unsec’d. Notes, MTN	5.650	03/01/28		335	339,748

Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		7,516	7,317,766
					20,471,349
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	4.400	07/01/27		8,295	8,284,003
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	2.950	09/01/27		175	172,261

Total Corporate Bonds (cost $2,044,893,961)					2,019,911,322
Floating Rate and Other Loans 1.7%
Auto Parts & Equipment 0.1%
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.492(c)	11/17/28		8,015	7,998,660
Term B Loan, 3 Month SOFR + 5.100%	8.772(c)	11/17/28		2,070	2,068,386
					10,067,046
Commercial Services 0.0%
OCS Group Investments Ltd. (United Kingdom), Facility B5, SONIA + 5.250%	8.911(c)	11/28/31	GBP	1,875	2,533,349
Computers 0.0%
Quantum BV, Term Loan^	—(p)	06/30/33		2,275	2,584,065
Consumer Services 0.1%
Constellation Automotive Group Ltd.,
Term Loan^	—(p)	03/21/31		1,270	1,711,617
Term Loan^	—(p)	03/21/31		7,228	8,334,436
					10,046,053

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Diversified Financial Services 0.1%
HPS Speciality Loan Fund VI GP (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.732%(c)	09/30/34		545	$545,112
Term Loan, 3 Month SOFR + 3.200%^	6.932(c)	09/30/34		1,256	1,256,103
HPS Speciality Loan Fund VI IM (Luxembourg),
Term Loan, 3 Month SOFR + 2.000%^	5.732(c)	09/29/34		818	817,668
Term Loan, 3 Month SOFR + 3.200%^	6.932(c)	09/29/34		1,884	1,884,155
					4,503,038
Education 0.1%
International Schools Partnership (United Kingdom), Facility B5 (USD II), 3 Month SOFR + 4.500%^	8.263(c)	07/06/31		5,576	5,499,322
Entertainment 0.1%
AMC Entertainment Holdings, Inc., Initial Exchange Term Loan, 1 Month SOFR + 6.000%	9.668(c)	01/04/29		4,319	4,333,126
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.343(c)	12/19/30		7,055	6,775,974
Insurance 0.0%
Asurion LLC, New B-14 Term Loan, 3 Month SOFR + 3.750%	7.573(c)	02/23/33		922	862,521
Verisure Holding AB (PUBL) (Sweden), Term Loan, 3 Month EURIBOR + 2.250%	4.324(c)	11/03/32	EUR	1,925	2,229,914
					3,092,435
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000	01/03/28		293	51,192
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	12.500	10/31/29	GBP	3,114	4,353,341
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.919(c)	05/31/32		2,424	2,424,073
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.500%^	8.096(c)	01/30/32	EUR	5,225	5,990,610
					8,414,683
Media 0.2%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 5.114%	8.845(c)	09/25/29		18,914	16,814,365
Metal Fabricate/Hardware 0.0%
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.232(c)	04/23/30		1,083	1,082,812
Pharmaceuticals 0.1%
Anewhealth,
Term Loan^	—(p)	06/23/33		2,055	2,055,477
Term Loan^	—(p)	06/23/33		242	241,821

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Pharmaceuticals (cont’d.)

Golden State Buyer, Inc., Term Loan, 1 Month SOFR + 5.250%^	8.897%(c)	03/31/31		2,192	$2,169,832
					4,467,130
Retail 0.2%
CDR Firefly Bidco Plc (United Kingdom), Facility B12, SONIA + 4.500%	8.231(c)	07/03/31	GBP	2,850	3,856,298
EG Finco Ltd. (United Kingdom), (EUR) Term B Loan, 3 Month EURIBOR + 3.500%	5.729(c)	02/10/31	EUR	9,150	10,549,210
The Boots Group (United Kingdom), Closing Date Sterling Term Loan, SONIA + 4.500%	8.231(c)	08/31/32	GBP	2,975	4,028,883
WSH Services Holding Ltd. (United Kingdom), Facility B5, SONIA + 4.533%	8.265(c)	05/16/31	GBP	350	472,617
					18,907,008
Software 0.2%
Cegid SAS, Sunrise Bridge Facility, 3 Month EURIBOR + 5.500%^	7.776(c)	01/31/30	EUR	7,000	7,910,609
Meta CW GPU, Term Loan, 1 Month SOFR + 2.000%^	—(p)	03/31/32		5,311	5,226,865
Vantage Oracle TX, Term Loan, 1 Month SOFR + 2.500%^	6.120(c)	04/30/30		1,747	1,706,394
Vantage Oracle WI, Term Loan, 1 Month SOFR + 2.500%^	6.080(c)	04/15/30		1,183	1,183,069
					16,026,937
Telecommunications 0.2%
CloudHQ VA B1, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	01/29/30		8,013	7,966,214
CloudHQ VA B2 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	03/06/30		3,049	3,031,209
CloudHQ VA B3 Quick, Term Loan, 1 Month SOFR + 2.250%^	5.890(c)	03/06/30		2,263	2,240,038
Connect Holdings 2 LLC, Delayed Draw Term B Loan, 1 Month SOFR + 4.250%	7.990(c)	04/03/31		6,450	5,886,528
					19,123,989

Total Floating Rate and Other Loans (cost $138,188,970)					138,675,865
Municipal Bonds 0.1%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		25	22,590
Taxable, Revenue Bonds, Series J	4.131	05/15/45		25	22,029
					44,619
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122		3,520	2,408,906
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122		4,600	3,413,455
					5,822,361

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414%	01/01/40	100	$113,733
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	87,183

Total Municipal Bonds (cost $8,428,505)				6,067,896
Residential Mortgage-Backed Securities 4.7%
Angel Oak Mortgage Trust, Series 2026-04, Class A1, 144A	5.747(cc)	06/25/71	11,000	11,017,941
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	10,920	10,564,202
CCI Borrower LLC, Series 2025-01, 1 Month SOFR + 2.400%^	6.397	12/31/28	11,650	11,650,000
Chase Home Lending Mortgage Trust, Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	1,261	1,093,739
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,245	2,186,771
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	4,869	4,874,589
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.679(cc)	09/25/47	18	17,325
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	9,483	8,762,403
Series 2024-RP02, Class A2, 144A	4.239(cc)	02/25/63	890	736,184
Series 2024-RP02, Class B1, 144A	2.403(cc)	02/25/63	269	202,196
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	97	75,781
Series 2024-RP02, Class B3, PO, 144A	10.867(s)	02/25/63	247	38,049
Series 2024-RP02, Class B4, PO, 144A	13.850(s)	02/25/63	447	44,726
Series 2024-RP02, Class M1, 144A	4.239(cc)	02/25/63	598	481,453
Series 2024-RP02, Class M2, 144A	4.239(cc)	02/25/63	456	362,217
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	12	11,397
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	12,491	1,249
Series 2025-RP01, Class A1, 144A	4.009(cc)	01/25/64	16,630	15,154,430
Series 2025-RP01, Class A2, 144A	4.009(cc)	01/25/64	824	600,313
Series 2025-RP01, Class B1, 144A	4.009(cc)	01/25/64	330	205,442
Series 2025-RP01, Class B2, 144A	4.009(cc)	01/25/64	209	117,519
Series 2025-RP01, Class B3, 144A	4.009(cc)	01/25/64	264	127,526
Series 2025-RP01, Class B4, 144A	4.009(cc)	01/25/64	245	102,598
Series 2025-RP01, Class M1, 144A	4.009(cc)	01/25/64	703	484,146
Series 2025-RP01, Class M2, 144A	4.009(cc)	01/25/64	439	289,241
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	22	19,797
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	19,643	1,964
COLT Mortgage Loan Trust,
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70	8,119	8,121,954
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	5,130	5,137,602
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.866(c)	03/25/42	860	887,950
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.866(c)	03/25/42	340	349,032
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.316(c)	07/25/44	328	328,835

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,034	1,918,587
Cross Mortgage Trust,
Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70	7,637	7,546,272
Series 2026-NQM07, Class A1, 144A	5.458(cc)	06/25/71	9,532	9,502,274
EFMT,
Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70	7,223	7,212,094
Series 2026-NQM05, Class A1, 144A	5.558(cc)	06/25/71	11,398	11,371,918
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	1,108	70,547

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Fannie Mae REMIC, (cont’d.)
Series 2012-144, Class EI, IO	3.000%	01/25/28		223	$2,551
Series 2012-148, Class IC, IO	3.000	01/25/28		358	3,387
Series 2013-13, Class IK, IO	2.500	03/25/28		235	3,290
Series 2013-49, Class AI, IO	3.000	05/25/33		824	50,541
Series 2015-59, Class CI, IO	3.500	08/25/30		193	4,144
Series 2016-20, Class DI, IO	3.500	04/25/31		924	46,271
Series 2018-24, Class BH	3.500	04/25/48		158	144,310
Series 2018-25, Class AG	3.500	04/25/47		427	412,247
Series 2018-57, Class QV	3.500	11/25/29		104	103,466
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.616(c)	11/25/50		1,630	1,768,550
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.266(c)	01/25/34		110	109,708
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.016(c)	10/25/41		1,630	1,638,618
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.116(c)	10/25/41		134	133,973
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.966(c)	09/25/41		200	200,626
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.716(c)	09/25/41		3,080	3,084,805
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	5.966(c)	12/25/41		2,700	2,712,663
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.116(c)	01/25/42		110	110,688
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.516(c)	04/25/42		300	303,939
Freddie Mac REMIC,
Series 4046, Class PI, IO	3.000	05/15/27		110	910
Series 4060, Class IO, IO	3.000	06/15/27		58	442
Series 4131, Class BI, IO	2.500	11/15/27		420	5,265
Series 4146, Class KI, IO	3.000	12/15/32		1,179	75,337
Series 4153, Class IO, IO	3.000	01/15/28		388	3,358
Series 4172, Class KI, IO	3.000	10/15/32		1,348	55,970
Series 4182, Class EI, IO	2.500	03/15/28		379	6,244
Series 4186, Class JI, IO	3.000	03/15/33		3,533	188,124
Series 4314, Class PD	3.750	07/15/43		267	264,290
Series 4574, Class AI, IO	3.000	04/15/31		676	31,361
Series 4631, Class GP	3.500	03/15/46		1,002	949,405
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43		574	94,628
Series 2014-116, Class IT, IO	4.000	08/20/44		631	71,763
Series 2016-164, Class IG, IO	4.000	12/20/46		1,112	220,663
Series 2017-045, Class QA	3.000	11/20/42		504	497,473
Series 2018-05, Class IB, IO	4.000	01/20/48		467	95,021
GS Mortgage-Backed Securities Trust,
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65		6,075	6,038,295
Series 2025-RPL01, Class A1, PO, 144A	0.000	01/25/64		13	12,861
Series 2025-RPL01, Class A1, PO, 144A	3.844(cc)	01/25/64		15,977	13,703,693

HOMES Trust, Series 2025-AFC03, Class A1, 144A	4.932(cc)	08/25/60		12,006	11,873,637
JPMorgan Mortgage Trust, Series 2026-NQM03, Class A1, 144A	5.480(cc)	10/25/66		7,673	7,639,966
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.281(c)	01/24/63	EUR	3,296	3,805,147
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.281(c)	08/24/75	EUR	4,635	5,351,432

Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		16,071	15,846,347
LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921(cc)	07/25/39		4,750	4,755,981
Lincoln Senior Participation Trust, Series 2025-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	5.873	06/27/27		9,000	9,000,000
Lugo Funding DAC (Spain),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.195(c)	05/26/66	EUR	4,759	5,478,982
Series 2026-01A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.672(c)	10/25/70	EUR	7,700	8,814,294
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC02, Class A1, 144A	5.443(cc)	07/25/70		9,249	9,218,880
Series 2025-DSC03, Class A1, 144A	4.912(cc)	09/25/70		10,174	10,028,239
Series 2025-NQM04, Class A1B, 144A	5.588(cc)	06/25/70		3,153	3,141,798

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Morgan Stanley Residential Mortgage Loan Trust, (cont’d.)
Series 2025-NQM05, Class A1, 144A	5.439%(cc)	07/25/70		5,431	$5,404,980

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.589(c)	01/25/48		152	149,833
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		11,679	11,670,479
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,309	1,307,414
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,247	2,245,153
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		18,015	93,862
Series 2025-INV01, Class B1, 144A	6.584(cc)	02/25/70		750	735,703
Series 2025-INV01, Class B2, 144A	6.584(cc)	02/25/70		590	569,036
Series 2025-INV01, Class B3, 144A	6.584(cc)	02/25/70		370	341,775
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,068,685
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		18,015	450,382

NYMT Loan Trust, Series 2025-CP01, Class A1, 144A	3.750(cc)	11/25/69		10,034	9,611,402
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		4,297	4,295,967
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		7,885	7,861,385
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		9,191	9,173,020
Series 2026-NQM08, Class A1, 144A	5.297(cc)	05/25/66		9,058	9,017,505
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.116(c)	05/25/33		8,108	8,158,340
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	6.968(c)	03/29/27		5,952	5,987,543

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		3,728	3,495,732
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		6,344	6,346,212
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		1,084	1,055,820
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		3,748	3,642,612
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		5,823	5,670,991
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		1,267	1,215,877
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		747	715,107
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		729	694,810
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		257	243,758

Santander Mortgage Asset Receivable Trust, Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		6,292	6,298,371
SG Residential Mortgage Trust, Series 2026-04, Class A1, 144A	5.507(cc)	07/01/66		6,259	6,240,991
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	4.570(cc)	12/25/34		57	53,715
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70		5,816	5,798,000
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		4,453	4,408,338
Series 2025-09, Class A1, 144A	4.935(cc)	10/27/70		4,168	4,119,795

Total Residential Mortgage-Backed Securities (cost $378,654,813)					377,916,439
Sovereign Bonds 2.5%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125	07/09/30	EUR	3,551	3,503,244
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		7,606	6,643,536
Sr. Unsec’d. Notes	1.000	07/09/29		14,642	13,112,066
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		6,521	4,822,183
Sr. Unsec’d. Notes	3.875(cc)	07/09/35	EUR	1,168	1,029,689
Sr. Unsec’d. Notes	5.000(cc)	01/09/38		3,762	3,103,650

Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes	7.000	10/12/28		2,000	1,986,040
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	901,560

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333%	02/15/28		10,991	$10,997,285
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	11,680	13,352,556
Sr. Unsec’d. Notes	4.500	03/15/29		7,515	7,323,217
Sr. Unsec’d. Notes	5.375	01/21/29		4,395	4,381,815
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		3,407	3,390,476
Sr. Unsec’d. Notes	5.950	01/25/27		1,800	1,807,686
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,513	3,495,962
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	622,647
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		973	983,148

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.750	01/29/34		10,600	10,516,260
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	4,595	5,130,490
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	6,546	7,571,166
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	8,218	9,621,768

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	8,674,324
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000	9,961,131
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,671,534

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		10,000	9,642,100
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		950	934,762
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, 144A	5.125	07/14/36		20,000	19,485,834
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	4.625	03/04/33	EUR	7,000	7,725,961
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	12,995,718
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	4,492	4,794,510
Sr. Unsec’d. Notes	6.250	05/26/28		2,135	2,170,548
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,410	2,572,299
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	468,569

Total Sovereign Bonds (cost $200,653,883)					204,393,734
U.S. Government Agency Obligations 7.5%
Federal Farm Credit Bank	1.230	07/29/30		6,600	5,792,246
Federal Farm Credit Bank	1.550	07/26/30		550	489,949
Federal Farm Credit Bank	2.150	12/01/31		20,000	17,562,192
Federal Farm Credit Bank	2.200	12/09/31		10,000	8,799,709
Federal Home Loan Mortgage Corp.	2.500	09/01/46		4,744	3,966,409
Federal Home Loan Mortgage Corp.	2.500	11/01/51		14,193	11,812,759
Federal Home Loan Mortgage Corp.	2.500	01/01/52		823	684,467
Federal Home Loan Mortgage Corp.	2.500	02/01/52		1,205	999,018
Federal Home Loan Mortgage Corp.	3.000	02/01/52		5,719	4,900,968
Federal Home Loan Mortgage Corp.	3.500	10/01/45		4,138	3,814,794
Federal Home Loan Mortgage Corp.	3.500	02/01/52		972	867,655
Federal Home Loan Mortgage Corp.	3.500	05/01/52		16,724	14,847,109
Federal Home Loan Mortgage Corp.	4.000	05/01/52		27,528	25,222,065
Federal Home Loan Mortgage Corp.	5.000	08/01/52		2,760	2,685,048
Federal Home Loan Mortgage Corp.	5.000	01/01/56		11,045	10,664,452
Federal Home Loan Mortgage Corp.	5.000	02/01/56		64,905	62,660,948
Federal Home Loan Mortgage Corp.	5.500	11/01/52		24,063	24,027,033
Federal Home Loan Mortgage Corp.	5.500	11/01/55		27,882	27,616,612
Federal Home Loan Mortgage Corp.	5.500	02/01/56		27,039	26,781,158
Federal Home Loan Mortgage Corp.	5.500	05/01/56		3,502	3,469,041
Federal Home Loan Mortgage Corp.	6.000	12/01/52		815	826,458

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.750%	03/15/31	545	$597,051
Federal National Mortgage Assoc.	2.500	12/01/34	4,234	3,957,404
Federal National Mortgage Assoc.	2.500	09/01/51	2,008	1,651,077
Federal National Mortgage Assoc.	2.500	10/01/51	2,046	1,679,534
Federal National Mortgage Assoc.	3.000	08/01/43	306	272,971
Federal National Mortgage Assoc.	3.000	10/01/51	497	426,129
Federal National Mortgage Assoc.	3.000	10/01/51	4,301	3,692,154
Federal National Mortgage Assoc.	3.000	12/01/51	1,691	1,454,168
Federal National Mortgage Assoc.	3.000	01/01/52	1,625	1,402,959
Federal National Mortgage Assoc.	3.000	03/01/52	3,851	3,304,828
Federal National Mortgage Assoc.	3.500	09/01/51	5,819	5,198,488
Federal National Mortgage Assoc.	4.000	04/01/52	856	788,406
Federal National Mortgage Assoc.	4.000	04/01/52	992	906,708
Federal National Mortgage Assoc.	4.000	05/01/52	6,315	5,785,822
Federal National Mortgage Assoc.	5.000	08/01/52	3,528	3,431,851
Federal National Mortgage Assoc.	5.000	10/01/52	6,804	6,626,558
Federal National Mortgage Assoc.	5.000	12/01/55	4,101	3,959,834
Federal National Mortgage Assoc.	5.000	02/01/56	5,678	5,481,943
Federal National Mortgage Assoc.	5.500	TBA	132,500	130,926,014
Federal National Mortgage Assoc.	5.500	10/01/52	2,138	2,132,581
Federal National Mortgage Assoc.	5.500	11/01/52	3,650	3,650,595
Federal National Mortgage Assoc.	5.500	12/01/54	10,130	10,042,851
Federal National Mortgage Assoc.	5.500	08/01/55	2,517	2,492,733
Federal National Mortgage Assoc.	5.500	09/01/55	2,653	2,628,061
Federal National Mortgage Assoc.	5.500	10/01/55	11,558	11,448,179
Federal National Mortgage Assoc.	5.500	11/01/55	50,350	49,870,313
Federal National Mortgage Assoc.	5.500	12/01/55	3,166	3,135,697
Federal National Mortgage Assoc.	5.500	02/01/56	11,233	11,125,541
Federal National Mortgage Assoc.	6.000	10/01/52	3,873	3,945,653
Federal National Mortgage Assoc.	6.000	11/01/52	4,056	4,132,209
Federal National Mortgage Assoc.	6.000	12/01/52	7,187	7,326,678
Federal National Mortgage Assoc.	6.000	10/01/54	312	315,734
Federal National Mortgage Assoc.	6.500	01/01/53	5,737	5,916,134
Federal National Mortgage Assoc.	6.625	11/15/30	605	656,305
Federal National Mortgage Assoc.	7.125	01/15/30	580	630,437
Government National Mortgage Assoc.	3.500	09/20/51	1,927	1,720,289
Government National Mortgage Assoc.	3.500	12/20/51	20,061	17,897,986
Government National Mortgage Assoc.	3.500	02/20/52	11,509	10,259,566
Government National Mortgage Assoc.	3.500	04/20/52	2,844	2,529,181
Government National Mortgage Assoc.	4.000	03/20/52	972	892,275
Government National Mortgage Assoc.	4.500	07/20/52	2,040	1,931,167
Government National Mortgage Assoc.	4.500	09/20/52	4,931	4,673,305
Resolution Funding Corp. Principal Strips, Bonds	5.143(s)	01/15/30	4,020	3,447,706
U.S. Department of Housing & Urban Development, U.S. Gov’t. Gtd. Notes	4.480	08/01/30	553	546,625
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	2,361	2,283,238

Total U.S. Government Agency Obligations (cost $611,928,047)				605,665,028
U.S. Treasury Obligations 31.7%
U.S. Treasury Bonds(k)	4.750	05/15/55	345	318,586
U.S. Treasury Bonds(h)(k)	4.875	08/15/45	565	538,604
U.S. Treasury Notes	0.500	04/30/27	213,615	208,099,394
U.S. Treasury Notes	0.750	01/31/28	91,110	86,543,823
U.S. Treasury Notes(k)	2.250	02/15/27	200,000	198,148,437
U.S. Treasury Notes	2.750	07/31/27	17,310	17,071,311
U.S. Treasury Notes	3.125	08/31/27	55,050	54,437,139
U.S. Treasury Notes	3.375	11/30/27	498,010	492,582,469
U.S. Treasury Notes(k)	3.375	12/31/27	137,465	135,843,343
U.S. Treasury Notes	3.375	02/29/28	157,880	155,813,992
U.S. Treasury Notes	3.500	09/30/27	236,285	234,439,023
U.S. Treasury Notes	3.500	01/31/28	69,470	68,723,740
U.S. Treasury Notes(k)	3.500	11/30/30	17,650	17,022,598

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	3.625%	08/31/27	138,670	$137,852,064
U.S. Treasury Notes	3.875	12/31/27	19,770	19,670,378
U.S. Treasury Notes	3.875	03/31/28	561,000	557,581,406
U.S. Treasury Notes	4.000	05/31/28	495	492,699
U.S. Treasury Notes(k)	4.125	02/28/27	167,090	167,174,850
U.S. Treasury Notes(h)	4.250	08/15/35	5,575	5,399,039
U.S. Treasury Strips Coupon(k)	1.020(s)	05/15/33	75	54,937
U.S. Treasury Strips Coupon(k)	1.398(s)	11/15/41	855	379,959
U.S. Treasury Strips Coupon(h)(k)	1.450(s)	08/15/42	465	196,631
U.S. Treasury Strips Coupon(h)(k)	2.027(s)	05/15/39	1,120	586,202
U.S. Treasury Strips Coupon(h)(k)	2.056(s)	11/15/38	2,240	1,207,582
U.S. Treasury Strips Coupon(h)(k)	2.058(s)	02/15/39	2,275	1,208,891
U.S. Treasury Strips Coupon(k)	2.420(s)	08/15/40	1,500	724,584
U.S. Treasury Strips Coupon(k)	2.857(s)	05/15/31	100	80,751
U.S. Treasury Strips Coupon(k)	3.019(s)	11/15/35	140	89,962
U.S. Treasury Strips Coupon(k)	4.805(s)	02/15/42	45	19,661

Total U.S. Treasury Obligations (cost $2,579,275,061)				2,562,302,055

	Shares
Affiliated Exchange-Traded Funds 2.0%
Fixed Income
PGIM Active High Yield Bond ETF	678,200	23,425,028

PGIM Corporate Bond 0-5 Year ETF	2,275,000	113,033,830

PGIM Corporate Bond 5-10 Year ETF	500,000	24,507,100

Total Affiliated Exchange-Traded Funds (cost $164,087,913)(wa)		160,965,958
Common Stocks 0.1%
Chemicals 0.0%
TPC Group, Inc.*(x)	17,363	341,478
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	57,273	12,428
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*	257,178	7,265,279

Total Common Stocks (cost $648,801)		7,619,185
Preferred Stocks 0.1%
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 09/15/26(oo)	5,000	106,050
Consumer Staples Distribution & Retail 0.1%
QXO, Inc., Series C, 4.750%, Maturing 04/01/33	1,073	8,578,864
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^	16,694	222,077

Total Preferred Stocks (cost $10,914,202)		8,906,991

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Option Purchased*~ 0.0%
(cost $62,283)		$60,045

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN 100.1% (cost $8,127,469,845)		8,085,218,835
Options Written*~ (0.0)%
(premiums received $0)		(27,864)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN 100.1% (cost $8,127,469,845)		8,085,190,971

Short-Term Investments 2.6%
Affiliated Mutual Funds 2.6%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wa)	134,686,777	134,686,777
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $69,969,513; includes $69,751,812 of cash collateral for securities on loan)(b)(wa)	70,025,154	69,969,133

Total Affiliated Mutual Funds (cost $204,656,290)		204,655,910
Options Purchased*~ 0.0%
(cost $1,429,577)		2,671,736

Total Short-Term Investments (cost $206,085,867)		207,327,646

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN 102.7% (cost $8,333,555,712)		8,292,518,617
Options Written*~ (0.0)%
(premiums received $1,419,876)		(3,025,843)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN 102.7% (cost $8,332,135,836)		8,289,492,774
Liabilities in excess of other assets(z) (2.7)%		(215,979,570)

Net Assets 100.0%		$8,073,513,204

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BBR—New Zealand Bank Bill Rate
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
CACI—Credit Agricole Corporate and Investment Bank SA
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
CORRA—Canadian Overnight Repo Rate Average
CPI—Consumer Price Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
IG—Investment Grade
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
NSA—Non-Seasonally Adjusted
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SARON—Swiss Average Rate Overnight
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
TONAR—Tokyo Overnight Average Rate
UBS—UBS Securities LLC
ZARONIA—South African Overnight Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $124,936,059 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,741,064; cash collateral of $69,751,812 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Aethon IV Newco LLCSr. Unsec’d. Notes, 0.000%, 09/30/31^	07/14/26	$4,700,000	$4,700,000	0.0%
Carvana Co., Sr. Sec’d. Notes, 144A, 9.000%, 06/01/30	08/23/24-11/07/24	6,266,901	6,087,843	0.1

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
(x) Restricted Securities (continued):
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Carvana Co., Sr. Sec’d. Notes, 144A, 9.000%, 06/01/31	02/20/25-01/27/26	$8,139,992	$7,925,106	0.1%
Diamond Sports Group LLC*	01/02/25	149,955	12,428	0.0
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.230%(c), 05/31/26^(d)	05/18/21	9,290,119	8,268,206	0.1
JELD-WEN, Inc., Gtd. Notes, 144A, 4.875%, 12/15/27	11/01/21	544,870	427,890	0.0
TPC Group, Inc.*	12/15/22	188,122	341,478	0.0
Total		$29,279,959	$27,762,951	0.3%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at July 31, 2026:
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
CloudHQ VA B1, Delayed Draw Term Loan, —%(p), Maturity Date 01/29/30 (cost $1,155,240)^	1,155	$1,150,584	$—	$(4,656)
CloudHQ VA B2 , Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $1,270,975)^	1,271	1,265,852	—	(5,123)
CloudHQ VA B2 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $1,280,088)^	1,280	1,271,742	—	(8,346)
CloudHQ VA B3 Quick, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $750,685)^	751	743,178	—	(7,507)
CloudHQ VA B3, Delayed Draw Term Loan, 0.000%, Maturity Date 03/06/30 (cost $1,412,746)^	1,413	1,398,618	—	(14,128)
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 1.000%, Maturity Date 05/31/32 (cost $163,542)^	164	164,344	802	—
ClubCorp Holdings, Inc., Delayed Draw Term Loan, 0.500%, Maturity Date 06/09/32 (cost $244,111)^	247	246,516	2,405	—
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $2,520,000)^	2,520	2,520,000	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $1,499,058)^	1,499	1,499,058	—	—
HPS Speciality Loan Fund VI GP, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $3,624,755)^	3,625	3,624,755	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $2,248,586)^	2,249	2,248,586	—	—
HPS Speciality Loan Fund VI IM, Delayed Draw Term Loan, 0.000%, Maturity Date 09/30/34 (cost $5,437,131)^	5,437	5,437,131	—	—
Meta CW GPU, Delayed Draw Term Loan, 0.000%, Maturity Date 03/31/32 (cost $10,164,861)^	10,189	10,098,646	—	(66,215)
Vantage Oracle TX, Delayed Draw Term Loan, 0.000%, Maturity Date 04/30/32 (cost $8,341,258)^	8,431	8,235,023	—	(106,235)
Vantage Oracle WI, Delayed Draw Term Loan, 0.000%, Maturity Date 07/14/32 (cost $5,639,299)^	5,639	5,639,299	—	—
		$45,543,332	$3,207	$(212,210)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	47,075	$60,045
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		13,869	—
CDX.NA.IG.46.V1, 06/20/31	Call	BOA	09/16/26	0.53%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		30,295	26,842
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		37,829	34,282
CDX.NA.IG.46.V1, 06/20/31	Call	RBC	12/16/26	0.50%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		18,914	17,141
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.484%	2.80%(A)	EUR	54,710	94,332
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.484%	10.29%(A)	EUR	54,710	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.660%	3.82%(T)		80,735	442,381
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.660%	11.07%(T)		80,735	266
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		76,480	1,445,150
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.660%	8.19%(A)		76,480	93

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)	13,869	$182,868
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$107.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	25,570	164,364
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$106.00	CDX.NA.HY.46.V2(Q)	5.00%(Q)	25,570	189,045
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.55%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	28,485	35,093
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	55,365	39,879
Total Options Purchased (cost $1,491,860)								$2,731,781
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.484%	1.74%(A)	EUR	47,075	$(27,864)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		13,869	—
CDX.NA.IG.46.V1, 06/20/31	Call	DB	09/16/26	0.48%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		28,485	(4,542)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	109,420	(26,590)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.660%		161,470	(460,221)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%		76,480	(1,051,403)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		76,480	(794,617)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		13,869	(305,995)
CDX.NA.HY.46.V2, 06/20/31	Put	BOA	09/16/26	$105.50	5.00%(Q)	CDX.NA.HY.46.V2(Q)		38,350	(113,425)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$102.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		25,570	(59,248)
CDX.NA.HY.46.V2, 06/20/31	Put	BARC	10/21/26	$104.00	5.00%(Q)	CDX.NA.HY.46.V2(Q)		25,570	(98,986)
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.68%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		56,970	(21,922)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		110,730	(35,900)
CDX.NA.IG.46.V1, 06/20/31	Put	BOA	09/16/26	0.75%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		30,295	(7,275)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	0.88%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		37,829	(33,356)
CDX.NA.IG.46.V1, 06/20/31	Put	RBC	12/16/26	1.00%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		18,914	(12,363)
Total Options Written (premiums received $1,419,876)									$(3,053,707)

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Futures contracts outstanding at July 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9,056	2 Year U.S. Treasury Notes	Sep. 2026	$1,861,998,509	$(5,578,691)
255	10 Year Australian Treasury Bonds	Sep. 2026	19,400,358	36,435
77	10 Year Euro-Bund	Sep. 2026	11,042,242	(172,323)
1,202	20 Year U.S. Treasury Bonds	Sep. 2026	130,191,625	(2,516,195)
				(8,230,774)
Short Positions:
772	30 Day Federal Funds	Aug. 2026	310,014,966	(274,036)
1,941	3 Month CME SOFR	Sep. 2026	467,538,375	(238,227)
328	5 Year Euro-Bobl	Sep. 2026	43,058,067	355,648
3,415	5 Year U.S. Treasury Notes	Sep. 2026	361,909,952	1,891,052
1,156	10 Year U.S. Treasury Notes	Sep. 2026	124,848,000	1,132,928
323	10 Year U.S. Ultra Treasury Notes	Sep. 2026	35,434,111	654,446
884	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	96,963,750	2,713,239
156	Euro Schatz Index	Sep. 2026	18,970,448	79,010
				6,314,060
				$(1,916,714)
Bond forward contracts outstanding at July 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Note
4.000%, 05/31/28	GSI	09/11/26	590,300	$99.74	$588,746,702	$587,608,232	$—	$(1,138,470)
4.000%, 05/31/28	JPM	09/17/26	197,300	$99.87	197,041,446	196,395,774	—	(645,672)
					$785,788,148	$784,004,006	$—	$(1,784,142)
Forward foreign currency exchange contracts outstanding at July 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/22/26	CITI	EUR	26,700	$30,578,995	$30,890,362	$311,367	$—
Expiring 10/22/26	TD	EUR	8,015	9,172,414	9,272,975	100,561	—
				$39,751,409	$40,163,337	411,928	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/22/26	DB	GBP	33,783	$45,588,067	$45,531,121	$56,946	$—
Euro,
Expiring 10/22/26	BNY	EUR	189,350	217,904,944	219,066,485	—	(1,161,541)
Expiring 10/22/26	CACI	EUR	162,300	186,330,641	187,771,273	—	(1,440,632)
Expiring 10/22/26	SSB	EUR	189,350	217,803,074	219,066,486	—	(1,263,412)
				$667,626,726	$671,435,365	56,946	(3,865,585)
						$468,874	$(3,865,585)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/31	1.000%(Q)	2,000	$156,199	$4,145	$152,054	BOA
Dominican Republic	06/20/31	1.000%(Q)	2,000	28,925	4,145	24,780	BOA
Federal Republic of Nigeria	06/20/31	1.000%(Q)	2,000	120,255	4,145	116,110	BOA
Federation of Malaysia	06/20/31	1.000%(Q)	2,000	(57,770)	4,145	(61,915)	BOA
Federative Republic of Brazil	06/20/31	1.000%(Q)	7,000	67,600	14,509	53,091	BOA
Islamic Republic of Pakistan	06/20/31	1.000%(Q)	2,000	214,105	4,145	209,960	BOA
Kingdom of Bahrain	06/20/31	1.000%(Q)	2,000	163,814	4,145	159,669	BOA
Kingdom of Morocco	06/20/31	1.000%(Q)	2,000	(19,094)	4,145	(23,239)	BOA
Kingdom of Saudi Arabia	06/20/31	1.000%(Q)	7,000	(117,182)	14,509	(131,691)	BOA
Oriental Republic of Uruguay	06/20/31	1.000%(Q)	2,000	(42,439)	4,145	(46,584)	BOA
People’s Republic of China	06/20/31	1.000%(Q)	7,000	(198,940)	14,509	(213,449)	BOA
Republic of Angola	06/20/31	1.000%(Q)	2,000	231,834	4,145	227,689	BOA
Republic of Argentina	06/20/31	1.000%(Q)	2,000	300,259	4,145	296,114	BOA
Republic of Chile	06/20/31	1.000%(Q)	2,000	(48,279)	4,145	(52,424)	BOA
Republic of Colombia	06/20/31	1.000%(Q)	6,000	112,198	12,436	99,762	BOA
Republic of Costa Rica	06/20/31	1.000%(Q)	2,000	9,480	4,145	5,335	BOA
Republic of Ecuador	06/20/31	1.000%(Q)	2,000	235,106	4,145	230,961	BOA
Republic of El Salvador	06/20/31	1.000%(Q)	2,000	107,279	4,145	103,134	BOA
Republic of Guatemala	06/20/31	1.000%(Q)	2,000	(2,281)	4,145	(6,426)	BOA
Republic of Indonesia	06/20/31	1.000%(Q)	7,000	(27,820)	14,509	(42,329)	BOA
Republic of Ivory Coast	06/20/31	1.000%(Q)	2,000	105,007	4,145	100,862	BOA
Republic of Kazakhstan	06/20/31	1.000%(Q)	2,000	(23,122)	4,145	(27,267)	BOA
Republic of Kenya	06/20/31	1.000%(Q)	2,000	199,972	4,145	195,827	BOA
Republic of Panama	06/20/31	1.000%(Q)	3,000	(10,867)	6,218	(17,085)	BOA
Republic of Peru	06/20/31	1.000%(Q)	2,000	(34,603)	4,145	(38,748)	BOA
Republic of Philippines	06/20/31	1.000%(Q)	2,000	(30,051)	4,145	(34,196)	BOA
Republic of South Africa	06/20/31	1.000%(Q)	7,000	78,691	14,509	64,182	BOA
Republic of Turkey	06/20/31	1.000%(Q)	7,000	392,913	14,509	378,404	BOA
Sultanate of Oman	06/20/31	1.000%(Q)	2,000	(20,937)	4,145	(25,082)	BOA
United Mexican States	06/20/31	1.000%(Q)	7,000	(49,410)	14,509	(63,919)	BOA
				$1,840,842	$207,262	$1,633,580

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.45.V1	06/20/31	1.000%(Q)	100,000	1.453%	$(1,824,563)	$(216,957)	$(1,607,606)	BOA
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2):
GS_24-PCA	08/02/27	1.650%(M)	14,671	*	$20,891	$(3,217)	$24,108	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kohl’s Corp.	06/20/27	1.000%(Q)	800	$11,883	$757	$(11,126)

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Kohl’s Corp.	12/20/27	1.000%(Q)	800	$18,872	$3,200	$(15,672)
Paramount Global	06/20/27	1.000%(Q)	800	(2,583)	(3,655)	(1,072)
Paramount Global	12/20/27	1.000%(Q)	800	(2,154)	(1,784)	370
Paramount Global	06/20/28	1.000%(Q)	1,600	4,316	50	(4,266)
Whirlpool Corp.	06/20/27	1.000%(Q)	800	695	(1,286)	(1,981)
Whirlpool Corp.	12/20/27	1.000%(Q)	800	4,273	7,152	2,879
Whirlpool Corp.	06/20/28	1.000%(Q)	1,600	32,521	30,383	(2,138)
				$67,823	$34,817	$(33,006)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		4,000	$(53,360)	$41,496	$(94,856)	BARC
Kingdom of Bahrain	06/20/28	1.000%(Q)		2,000	61,684	—	61,684	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(88,428)	(36,625)	(51,803)	GSI
Republic of France	12/20/30	0.250%(Q)		6,040	(27,408)	(15,810)	(11,598)	BARC
Republic of Panama	03/20/29	1.000%(Q)		10,670	(125,164)	(128,318)	3,154	DB
Republic of Romania	12/20/29	1.000%(Q)	EUR	10,500	4,633	269,921	(265,288)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		5,000	(46,349)	71,688	(118,037)	GSI
					$(274,392)	$202,352	$(476,744)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		7,945	0.491%	$153,898	$169,942	$(16,044)	GSI
Alphabet, Inc.	07/20/35	1.600%(Q)		2,000	*	16,340	—	16,340	GSI
America Movil SAB de CV	12/20/26	1.000%(Q)		3,020	0.219%	12,537	8,805	3,732	BARC
Banco Santander SA	03/20/27	1.000%(Q)	EUR	4,800	0.121%	37,148	30,445	6,703	BARC
Bank of America Corp.	06/20/27	1.000%(Q)		27,584	0.303%	199,320	149,288	50,032	GSI
Bank of America Corp.	06/20/27	1.000%(Q)		18,140	0.303%	131,079	111,205	19,874	GSI
Bank of Montreal	11/20/29	1.250%(Q)		835	*	15,418	—	15,418	GSI
Bank of Montreal	10/20/33	1.600%(Q)		3,559	*	5,690	—	5,690	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		4,961	0.288%	19,250	13,692	5,558	CITI
Barclays Bank PLC	12/20/26	1.000%(Q)		5,751	0.254%	23,073	15,106	7,967	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	2,707	0.247%	12,659	8,927	3,732	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)	EUR	388	0.247%	1,815	1,414	401	JPM
Barclays Bank PLC	03/20/27	1.000%(Q)	EUR	8,534	0.284%	55,765	46,796	8,969	MSI
BNP Paribas SA	03/20/27	1.000%(Q)	EUR	10,899	0.175%	79,980	69,512	10,468	MSI
Canadian Imperial Bank of Commerce	06/20/28	1.100%(Q)		665	*	6,643	—	6,643	GSI
Canadian Imperial Bank of Commerce	12/20/34	1.200%(Q)		600	0.866%	14,473	—	14,473	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		21,730	0.240%	88,378	57,605	30,773	GSI
Comision Federal de Electricidad	06/20/27	1.000%(Q)		3,450	1.107%	590	4,519	(3,929)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		3,120	1.230%	(9,515)	(8,593)	(922)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)		1,070	1.230%	(3,263)	(967)	(2,296)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		2,765	1.377%	(24,907)	(11,151)	(13,756)	BARC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Comision Federal de Electricidad	06/20/29	1.000%(Q)		1,130	1.377%	$(10,179)	$(6,080)	$(4,099)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)		760	1.377%	(6,846)	(4,078)	(2,768)	BARC
Comision Federal de Electricidad	06/20/31	1.000%(Q)		605	2.002%	(25,105)	(25,401)	296	BARC
Commerzbank AG	12/20/26	1.000%(Q)	EUR	2,039	0.112%	10,779	7,977	2,802	BARC
Deutsche Telekom AG	06/20/28	1.000%(Q)	EUR	2,000	0.206%	36,590	35,410	1,180	BARC
European Investment Bank	12/20/26	—%(Q)		16,396	0.037%	(2,335)	(3,172)	837	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		1,800	0.505%	9,810	7,220	2,590	BARC
Halliburton Co.	12/20/26	1.000%(Q)		1,600	0.131%	7,280	1,185	6,095	GSI
Hellenic Republic	12/20/26	1.000%(Q)		6,998	0.050%	33,652	24,447	9,205	BARC
Hellenic Republic	06/20/27	1.000%(Q)		1,440	0.068%	13,397	8,897	4,500	BARC
Hellenic Republic	12/20/27	1.000%(Q)		1,080	0.105%	14,364	9,473	4,891	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		7,462	0.140%	33,266	24,096	9,170	MSI
HSBC Bank PLC	06/20/27	1.000%(Q)	EUR	4,936	0.149%	49,265	43,229	6,036	BOA
Kingdom of Norway	12/20/26	—%(Q)		20,000	0.027%	(2,065)	(3,831)	1,766	BARC
National Bank of Canada	12/20/26	1.000%(Q)		2,609	0.278%	10,230	7,364	2,866	CITI
New York Life Global Funding	08/20/33	1.550%(Q)		4,000	*	(46,866)	—	(46,866)	GSI
Nomura Holdings, Inc.	06/20/27	1.000%(Q)		4,189	0.288%	30,861	26,084	4,777	BOA
Nomura Holdings, Inc.	12/20/27	1.000%(Q)		3,665	0.388%	34,522	32,217	2,305	BOA
Oracle Corp.	06/20/30	1.000%(Q)		3,650	1.719%	(87,284)	64,644	(151,928)	GSI
Pacific Life	08/20/35	2.500%(Q)		1,000	2.890%	(24,207)	(3)	(24,204)	GSI
Republic of Angola	12/20/27	1.000%(Q)		6,110	2.386%	(106,398)	(199,113)	92,715	BARC
Republic of Argentina	12/20/26	5.000%(Q)		4,000	0.878%	86,276	(16,198)	102,474	MSI
Republic of Chile	06/20/28	1.000%(Q)		1,510	0.240%	22,684	17,612	5,072	BARC
Republic of Colombia	12/20/26	1.000%(Q)		2,460	0.449%	8,000	1,844	6,156	BARC
Republic of Ecuador	06/20/27	5.000%(Q)		9,700	1.342%	363,824	(26,659)	390,483	GSI
Republic of Ecuador	12/20/27	5.000%(Q)		900	2.135%	39,625	(4,283)	43,908	GSI
Republic of France	12/20/26	0.250%(Q)		11,920	0.071%	11,609	6,933	4,676	BARC
Republic of France	12/20/26	0.250%(Q)		4,000	0.071%	3,896	2,328	1,568	BARC
Republic of France	06/20/27	0.250%(Q)		3,280	0.105%	5,097	3,535	1,562	BARC
Republic of France	12/20/30	0.250%(Q)		6,040	0.289%	(7,710)	(32,558)	24,848	BARC
Republic of Ivory Coast	04/07/27	1.885%(Q)		7,960	0.892%	70,319	(736)	71,055	DB
Republic of Ivory Coast	06/20/27	1.000%(Q)		2,500	0.944%	3,999	(33,955)	37,954	MSI
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,500	0.944%	2,399	(1,998)	4,397	BARC
Republic of Kazakhstan	12/20/26	1.000%(Q)		1,499	0.195%	6,360	4,651	1,709	CITI
Republic of Kazakhstan	06/20/27	1.000%(Q)		1,751	0.243%	13,594	11,992	1,602	BOA
Republic of Panama	06/20/27	1.000%(Q)		11,522	0.400%	73,497	55,166	18,331	CITI
Republic of Panama	06/20/27	1.000%(Q)		2,959	0.400%	18,875	14,722	4,153	BARC
Republic of Panama	06/20/28	1.000%(Q)		5,000	0.467%	54,182	38,097	16,085	BARC
Republic of Panama	03/20/29	1.000%(Q)		10,670	*	8,968	(5,296)	14,264	DB
Republic of Peru	06/20/28	1.000%(Q)		1,532	0.303%	21,220	14,774	6,446	BARC
Republic of Poland	09/20/26	1.000%(T)		10,000	0.150%	23,041	11,930	11,111	CITI
Republic of Romania	12/20/26	1.000%(Q)		667	0.447%	2,174	1,262	912	BOA
Republic of Serbia	06/20/29	1.000%(Q)		1,165	0.990%	1,609	(13,753)	15,362	BARC
Republic of Serbia	12/20/30	1.000%(Q)		1,087	1.347%	(13,633)	(10,776)	(2,857)	BARC
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		5,325	0.096%	24,656	18,013	6,643	MSI
Slovak Republic	12/20/27	1.000%(Q)		2,410	0.176%	29,682	26,865	2,817	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		6,500	0.365%	63,212	52,630	10,582	BARC
Standard Chartered PLC	12/20/26	1.000%(Q)		3,427	0.149%	15,161	10,805	4,356	MSI
State of Israel	06/20/27	1.000%(Q)		5,589	0.252%	42,928	40,721	2,207	CITI
State of Israel	06/20/27	1.000%(Q)		3,500	0.252%	26,883	23,921	2,962	CITI
State of Qatar	12/20/26	1.000%(Q)		3,435	0.161%	15,027	11,496	3,531	BARC
Stellantis NV	12/20/26	1.000%(Q)	EUR	2,105	0.316%	9,182	7,084	2,098	BARC
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	3,158	0.086%	17,072	13,705	3,367	JPM
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	3,100	0.086%	16,758	12,897	3,861	BARC

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
UBS Group AG	12/20/26	1.000%(Q)	EUR	20,014	0.122%	$104,865	$78,412	$26,453	GSI
Verizon Communications, Inc.	06/20/27	1.000%(Q)		6,281	0.349%	42,851	39,516	3,335	GSI
Wells Fargo & Co.	12/20/26	1.000%(Q)		13,611	0.209%	57,035	42,328	14,707	JPM
Wells Fargo & Co.	12/20/26	1.000%(Q)		9,730	0.209%	40,772	31,386	9,386	JPM
Wells Fargo & Co.	06/20/27	1.000%(Q)		5,000	0.243%	38,807	30,577	8,230	GSI
						$2,173,898	$1,196,100	$977,798

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	100,000	0.151%	$741,535	$857,141	$115,606
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	100,000	0.186%	1,086,251	1,217,804	131,553
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	200,000	0.223%	2,842,180	3,064,049	221,869
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	271,275	0.527%	4,527,710	5,914,948	1,387,238
					$9,197,676	$11,053,942	$1,856,266
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Currency swap agreement outstanding at July 31, 2026:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR	10,500	3.10%(A)	JPM	09/27/29	$(523,335)	$—	$(523,335)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
154,275	06/09/27	3.090%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$2,322	$(774,644)	$(776,966)
123,425	06/11/27	3.058%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(18,178)	(625,873)	(607,695)
				$(15,856)	$(1,400,517)	$(1,384,661)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	24,460	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.370%	$—	$(559,189)	$(559,189)
CHF	6,300	02/23/36	0.480%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(118,647)	(118,647)
CHF	6,525	07/30/36	0.650%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(28,349)	(28,349)
CHF	6,525	08/04/36	0.688%(A)	1 Day SARON(2)(A)/ (0.049)%	—	(1)	(1)
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.731%	398,509	301,184	(97,325)
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.731%	(22,856)	100,827	123,683
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.731%	143,032	460,188	317,156
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.731%	(27,897)	148,453	176,350
GBP	6,720	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.731%	(168)	(624,371)	(624,203)
JPY	2,230,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.977%	—	(1,598,791)	(1,598,791)
JPY	1,250,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.977%	—	(853,405)	(853,405)
MXN	389,150	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(341,643)	(341,643)
MXN	228,770	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 6.756%	—	(296,780)	(296,780)
NZD	30,285	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.935%	—	(248,684)	(248,684)
	141,225	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.660%	—	(339,452)	(339,452)
	20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.660%	3,854	(160,247)	(164,101)
	200,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.660%	19,435	1,092,206	1,072,771
	95,480	07/10/28	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	63,833	(234,611)	(298,444)
	38,120	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(458,180)	(458,180)
	25,147	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.660%	—	1,306,315	1,306,315
	43,620	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(2,941,605)	(2,941,605)
	24,430	08/11/46	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	(1,243,921)	(1,837,126)	(593,205)
	10,735	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.660%	(72,544)	(1,168,068)	(1,095,524)
	16,863	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.660%	—	1,595,660	1,595,660
	6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.660%	2,946,494	3,281,510	335,016
	163,695	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.660%	4,857,317	7,542,267	2,684,950
	9,505	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.660%	73,662	1,232,712	1,159,050
	33,250	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.660%	—	3,728,320	3,728,320
	53,000	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.660%	(971,041)	3,278,035	4,249,076
	51,843	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.660%	—	357,870	357,870
	95,628	06/04/56	4.127%(A)	1 Day SOFR(1)(A)/ 3.660%	(59,302)	674,385	733,687
	19,740	08/11/56	3.870%(A)	1 Day SOFR(1)(A)/ 3.660%	1,540,312	2,138,141	597,829
ZAR	362,265	06/03/36	8.080%(A)	1 Day ZARONIA(2)(A)/ 6.858%	(738)	(406,236)	(405,498)
					$7,647,981	$15,022,688	$7,374,707

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	30,000	01/02/35	14.065%(T)	1 Day BROIS(1)(T)/ 0.053%	$125,223	$—	$125,223	GSI
BRL	30,000	01/02/35	14.320%(T)	1 Day BROIS(2)(T)/ 0.053%	(124,661)	—	(124,661)	GSI
					$562	$—	$562

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).